As filed with the Securities and Exchange Commission on December 5, 2011
 1933 Act No. 333-155709
 1940 Act No. 811-22255

SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Post-Effective Amendment No. 16	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 18	X
(Check appropriate box or boxes)

EGA Emerging Global Shares Trust
 (Exact Name of Registrant as Specified in Charter)

171 East Ridgewood Avenue, Ridgewood, NJ 07450
(Address of Principal Executive Offices)     (Zip Code)

201-389-6872
 (Registrant's Telephone Number, including Area Code)

Robert C. Holderith
 EGA Emerging Global Shares Trust
 171 East Ridgewood Avenue
 Ridgewood, NJ 07450

(Name and Address of Agent for Service of Process)

With Copies to:

Michael D. Mabry, Esq.
 Stradley Ronon Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[_]	immediately upon filing pursuant to paragraph (b) of Rule 485

[_]	on (date) pursuant to paragraph (b) of Rule 485

[_]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_]	on (date) pursuant to paragraph (a)(1) of Rule 485

[X]	75 days after filing pursuant to paragraph (a)(2) of Rule 485

[_]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

EGA Emerging Global Shares Trust

	CUSIP	NYSE Arca
EGShares India Consumer Goods ETF	[____]	[____]
EGShares Turkey Small Cap ETF	[____]	[____]
EGShares South Africa Small Cap ETF	[____]	[____]
EGShares Beyond BRICs Emerging Asia Consumer ETF	[____]	[____]
EGShares Emerging Markets Balanced Income ETF	[____]	[____]
EGShares Beyond BRICs Emerging Asia Small Cap ETF	[____]	[____]
EGShares Emerging Markets Consumer Small Cap ETF	[____]	[____]
EGShares Emerging Markets Real Estate ETF	[____]	[____]
EGShares Beyond BRICs Emerging Asia Infrastructure ETF	[____]	[____]
EGShares Low Volatility China Dividend ETF	[____]	[____]
EGShares Low Volatility Brazil Dividend ETF	[____]	[____]

Prospectus

[____], 2011

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured.  May lose value.  No bank guarantee.

Table of Contents

Fund Summaries	2
Principal Investment Strategies and Related Risks	43
Disclosure of Portfolio Holdings	58
Special Risks of Exchange-Traded Funds	58
Precautionary Notes	58
Fund Organization	58
Management of the Funds	59
How to Buy and Sell Shares	60
Dividends, Distributions and Taxes	61
Mauritius Tax Status	63
Pricing Fund Shares	64
Other Service Providers	65
Index Provider	65
Disclaimers	66
The INDXX Indices	66
Premium/Discount Information	67
Distribution Plan	67
Financial Highlights	67

FUND SUMMARIES

EGShares India Consumer Goods ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX India Consumer Goods Index (the “India Consumer Goods Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.99%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.65%
Total Annual Fund Operating Expenses	1.64%
Fee Waiver and/or Expense Reimbursement (2)	0.75%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.89%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement (“Agreement”) pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.89% of net assets.  The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.  The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$91	$444

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the India Consumer Goods Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian consumer goods companies included in the India Consumer Goods Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in the constituent companies of the India Consumer Goods Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are generally consumer goods companies domiciled in India having a market capitalization of at least $100 million at the time of purchase.  The Fund defines Indian consumer goods companies as companies that are included in the India Consumer Goods Underlying Index at the time of purchase and generally includes companies whose businesses involve: beverages; food products; household goods; leisure goods; personal goods; food and drug retail; general retail; and tobacco.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the India Consumer Goods Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the India Consumer Goods Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the India Consumer Goods Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the India Consumer Goods Underlying Index is concentrated. The India Consumer Goods Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of India’s consumer goods sector.  Accordingly, the Fund is likely to be concentrated in the Indian consumer goods industry.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the India Consumer Goods Underlying Index. This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the India Consumer Goods Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the India Consumer Goods Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the India Consumer Goods Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Goods Concentration  Because the India Consumer Goods Underlying Index is concentrated in the consumer goods industry of India, the Fund may be adversely affected by increased price volatility of securities in that industry, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that industry.  The success of consumer goods suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

India  Because the Fund only invests in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries.  Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the India Consumer Goods Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.  Mr. Kang has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares Turkey Small Cap ETF

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX Turkey Small Cap Index (the “Turkey Small Cap Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.63%
Total Annual Fund Operating Expenses	1.58%
Fee Waiver and/or Expense Reimbursement (2)	0.73%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement (“Agreement”) pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.  The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$427

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Turkey Small Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Turkish small market capitalization (“small cap”) companies included in the Turkey Small Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund defines Turkish small cap companies as companies that are included in the Turkey Small Cap Underlying Index at the time of purchase, and generally includes companies that are domiciled in Turkey and that have a market capitalization between $100 million and $2 billion.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Turkey Small Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Turkey Small Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Turkey Small Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 30 emerging market companies that INDXX, LLC determines to be representative of small cap companies domiciled in Turkey.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Turkey Small Cap Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Turkey Small Cap Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Turkey Small Cap Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Turkey  Because the Fund only invests in Turkish securities, its NAV will be much more sensitive to changes in economic, political and other factors within Turkey than would a fund that invested in a greater variety of countries.  Special risks include, among others, inflation; nationalization; security concerns; and economic, political and social instability.  Turkey has also begun a process of privatizing certain entities and industries.  Privatized entities may lose money or be re-nationalized.

Small Cap Companies Small cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Turkey Small Cap Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.  Mr. Kang has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares South Africa Small Cap ETF

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX South Africa Small Cap Index (the “South Africa Small Cap Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.63%
Total Annual Fund Operating Expenses	1.58%
Fee Waiver and/or Expense Reimbursement (2)	0.73%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement (“Agreement”) pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.  The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$427

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the South Africa Small Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in South African small market capitalization (“small cap”) companies included in the South Africa Small Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund defines South African small cap companies as companies that are included in the South Africa Small Cap Underlying Index at the time of purchase, and generally includes companies that are domiciled in South Africa and that have a market capitalization between $100 million and $2 billion.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the South Africa Small Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the South Africa Small Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The South Africa Small Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 30 emerging market companies that INDXX, LLC determines to be representative of small cap companies domiciled in South Africa.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the South Africa Small Cap Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the South Africa Small Cap Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the South Africa Small Cap Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

South Africa  Because the Fund only invests in South African securities, its NAV will be much more sensitive to changes in economic, political and other factors within South Africa than would a fund that invested in a greater variety of countries.  Special risks include, among others, inflation; nationalization; security concerns; commodity exposure; and economic, political and social instability.  South Africa has also begun a process of privatizing certain entities and industries.  Privatized entities may lose money or be re-nationalized.

Small Cap Companies  Small cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the South Africa Small Cap Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.  Mr. Kang has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares Beyond BRICs Emerging Asia Consumer ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Beyond BRICs Emerging Asia Consumer Index (the “Beyond BRICs Emerging Asia Consumer Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.65%
Total Annual Fund Operating Expenses	1.60%
Fee Waiver and/or Expense Reimbursement (2)	0.75%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement (“Agreement”) pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.  The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$91	$444

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Beyond BRICs Emerging Asia Consumer Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indonesian, Malaysian, Thai and Philippine consumer companies included in the Beyond BRICs Emerging Asia Consumer Underlying Index and

generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in the constituent companies of the Beyond BRICs Emerging Asia Consumer Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are generally consumer goods and services companies domiciled in Indonesia, Malaysia, Thailand and the Philippines having a market capitalization of at least $100 million at the time of purchase.  The Fund defines Indonesian, Malaysian, Thai and Philippine consumer companies as companies that are included in the Beyond BRICs Emerging Asia Consumer Underlying Index at the time of purchase and generally includes companies domiciled in Indonesia, Malaysia, Thailand and the Philippines whose businesses involve:  automobiles and parts, beverages; food production; household goods; leisure goods; personal goods; food and drug retail; general retail; media; travel and leisure; and tobacco.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Beyond BRICs Emerging Asia Consumer Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Beyond BRICs Emerging Asia Consumer Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Beyond BRICs Emerging Asia Consumer Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Beyond BRICs Emerging Asia Consumer Underlying Index is concentrated. The Beyond BRICs Emerging Asia Consumer Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of Indonesia’s, Malaysia’s, Thailand’s and the Philippines’ consumer goods and services industries.  Accordingly, the Fund is likely to be concentrated in the consumer goods and services industries of these countries.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Beyond BRICs Emerging Asia Consumer Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Beyond BRICs Emerging Asia Consumer Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Beyond BRICs Emerging Asia Consumer Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Concentration  Because the Beyond BRICs Emerging Asia Consumer Underlying Index is concentrated in the consumer goods and services industries of Indonesia, Malaysia, Thailand and the Philippines, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.  The success of consumer goods and services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Indonesia, Malaysia, Thailand and the Philippines  Because the Fund only invests in Indonesian, Malaysian, Thai and Philippine securities, its NAV will be much more sensitive to changes in economic, political and other factors within Indonesia, Malaysia, Thailand and the Philippines than would a fund that invested in a greater variety of countries.  Many of the Asia Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade.  The region’s economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources.  Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Asia Pacific region, as it has in the past.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Asia Consumer Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

              Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.  Mr. Kang has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares Emerging Markets Balanced Income ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Markets Balanced Income Index (the “Emerging Markets Balanced Income Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.69%
Acquired Fund Fees and Expenses (2)	[__]%
Total Annual Fund Operating Expenses	1.54%
Fee Waiver and/or Expense Reimbursement (3)	0.79%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.75%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)       “Acquired fund fees and expenses” are based on estimated amounts for the current fiscal year.

(3)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement (“Agreement”) pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any expenses incurred through investment in other investment companies, taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.75% of net assets.  The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.  The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$440

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Emerging Markets Balanced Income Underlying Index through investments in equity securities, including common shares traded on local exchanges, ETFs that trade on U.S. exchanges and invest in emerging market fixed income securities (“Underlying ETFs”), American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market companies and Underlying ETFs included in the Emerging Markets Balanced Income Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in the constituent companies and Underlying ETFs of the Emerging Markets Balanced Income Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively) domiciled in emerging market countries having a market capitalization of at least $250 million at the time of purchase.  The Emerging Markets Balanced Income Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 40 emerging market companies and two Underlying ETFs that, as a portfolio, INDXX, LLC determines to have lower relative volatility (i.e., low beta) than the MSCI Emerging Markets Index, a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The equity components of the Emerging Markets Balanced Income Underlying Index will have also paid dividends consistently over the last three years.  The Emerging Markets Balanced Income Underlying Index was developed to provide a lower beta and a greater dividend yield (i.e., high income) than the MSCI Emerging Markets Index, although there is no guarantee that this result will be obtained. The Underlying ETFs are selected based on their current yield and volatility rankings relative to the universe of emerging market fixed income ETFs. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Emerging Markets Balanced Income Underlying Index as closely as possible using ordinary local shares, ADRs, GDRs and Underlying ETFs.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Emerging Markets Balanced Income Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Emerging Markets Balanced Income Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Balanced Income Underlying Index is concentrated.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the Emerging Markets Balanced Income Underlying Index, the Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs.  This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.  The Fund is subject to the principal risks noted below (either directly or through its investments in the Underlying ETFs).

Investing in Other Funds  The Fund’s investment performance is affected by the investment performance of the Underlying ETFs in which the Fund may invest. Through its investment in the Underlying ETFs, the Fund is subject to the risks of the Underlying ETFs’ investments and subject to the Underlying ETFs’ expenses.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Credit  The risk that debt issuers and other counterparties may not honor their obligations.

Interest Rate  An increase in interest rates may cause the value of fixed income securities held by an Underlying ETF to decline.

Reinvestment  An Underlying ETF’s investments in short-term fixed income instruments may be adversely affected if interest rates fall because the Underlying ETF may invest in lower yielding bonds as bonds in the portfolio mature.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Emerging Markets Balanced Income Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Emerging Markets Balanced Income Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Balanced Income Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies  Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Markets Balanced Income Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.  Mr. Kang has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares Beyond BRICs Emerging Asia Small Cap ETF

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX Beyond BRICs Emerging Asia Small Cap Index (the “Beyond BRICs Emerging Asia Small Cap Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.63%
Total Annual Fund Operating Expenses	1.58%
Fee Waiver and/or Expense Reimbursement (2)	0.73%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement (“Agreement”) pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.  The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$427

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Beyond BRICs Emerging Asia Small Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indonesian, Malaysian, Thai and Philippine small market capitalization (“small cap”) companies included in the Beyond BRICs Emerging Asia Small Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund defines Indonesian, Malaysian, Thai and Philippine small cap companies as companies that are included in the Beyond BRICs Emerging Asia Small Cap Underlying Index at the time of purchase, and generally includes companies that are domiciled in Indonesia, Malaysia, Thailand and the Philippines and that have a market capitalization between $100 million and $2 billion.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Beyond BRICs Emerging Asia Small Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Beyond BRICs Emerging Asia Small Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Beyond BRICs Emerging Asia Small Cap Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 50 emerging market companies that INDXX, LLC determines to be representative of small cap companies domiciled in Indonesia, Malaysia, Thailand and the Philippines.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Beyond BRICs Emerging Asia Small Cap Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Beyond BRICs Emerging Asia Small Cap Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Beyond BRICs Emerging Asia Small Cap Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Indonesia, Malaysia, Thailand and the Philippines  Because the Fund only invests in Indonesian, Malaysian, Thai and Philippine securities, its NAV will be much more sensitive to changes in economic, political and other factors within Indonesia, Malaysia, Thailand and the Philippines than would a fund that invested in a greater variety of countries.  Many of the Asia Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade.  The region’s economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources.  Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Asia Pacific region, as it has in the past.

Small Cap Companies  Small cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Beyond BRICs Emerging Asia Small Cap Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.  Mr. Kang has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares Emerging Markets Consumer Small Cap ETF

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Markets Consumer Small Cap Index (the “Emerging Markets Consumer Small Cap Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.63%
Total Annual Fund Operating Expenses	1.58%
Fee Waiver and/or Expense Reimbursement (2)	0.73%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement (“Agreement”) pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.  The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$427

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Emerging Markets Consumer Small Cap Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in small market capitalization (“small cap”) emerging markets consumer companies included in the Emerging Markets Consumer Small Cap Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund defines small cap emerging markets consumer companies as companies that are included in the Emerging Markets Consumer Small Cap Underlying Index at the time of purchase and generally includes companies domiciled in emerging market countries having a market capitalization between $100 million and $2 billion at the time of purchase whose businesses involve:  automobiles and parts, beverages; food production; household goods; leisure goods; personal goods; food and drug retail; general retail; media; travel and leisure; and tobacco.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Emerging Markets Consumer Small Cap Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Emerging Markets Consumer Small Cap Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Emerging Markets Consumer Small Cap Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Consumer Small Cap Underlying Index is concentrated. The Emerging Markets Consumer Small Cap Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of small cap consumer goods and services companies domiciled in emerging market countries.  Accordingly, the Fund is likely to be concentrated in the consumer goods and services industries of emerging market countries.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the Emerging Markets Consumer Small Cap Underlying Index, the Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs.  This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Emerging Markets Consumer Small Cap Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Emerging Markets Consumer Small Cap Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Consumer Small Cap Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Consumer Concentration  Because the Emerging Markets Consumer Small Cap Underlying Index is concentrated in the consumer goods and services industries of emerging market countries, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.  The success of consumer goods and services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap Companies  Small cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Markets Consumer Small Cap Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.  Mr. Kang has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares Emerging Markets Real Estate ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Emerging Markets Real Estate Index (the “Emerging Markets Real Estate Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.69%
Total Annual Fund Operating Expenses	1.64%
Fee Waiver and/or Expense Reimbursement (2)	0.79%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement (“Agreement”) pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.  The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$440

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Emerging Markets Real Estate Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging markets real estate companies included in the Emerging Markets Real Estate Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in the constituent companies of the Emerging Markets Real Estate Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), and are generally real estate companies domiciled in emerging market countries having a market capitalization of at least $100 million at the time of purchase.  The Fund defines real estate companies as companies that are included in the Emerging Markets Real Estate Underlying Index at the time of purchase.  Real estate companies generally include companies whose businesses involve:  developing, managing, financing and supporting the real estate industry.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Emerging Markets Real Estate Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Emerging Markets Real Estate Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Emerging Markets Real Estate Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Real Estate Underlying Index is concentrated. The Emerging Markets Real Estate Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of the emerging markets real estate sector.  Accordingly, the Fund is likely to be concentrated in emerging markets real estate companies.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the Emerging Markets Real Estate Underlying Index, the Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs.  This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Emerging Markets Real Estate Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Emerging Markets Real Estate Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Real Estate Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Real Estate Concentration  Because the Emerging Markets Real Estate Underlying Index is concentrated in the real estate industries of emerging market countries, the Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.  The Fund’s investments in emerging markets real estate companies expose investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which real estate companies are organized and operated, including interest rate risk, leverage risk, property risk and operational risk.  The real estate industry can be adversely affected by, among other things, the value of securities of issuers in the real estate industry, including real estate companies, and changes in real estate values and rental income, property taxes, and demographic changes.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies  Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Markets Real Estate Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.  Mr. Kang has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares Beyond BRICs Emerging Asia Infrastructure ETF

Investment Objective

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX Beyond BRICs Emerging Asia Infrastructure Index (the “Beyond BRICs Emerging Asia Infrastructure Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.63%
Total Annual Fund Operating Expenses	1.58%
Fee Waiver and/or Expense Reimbursement (2)	0.73%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement (“Agreement”) pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.  The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$87	$427

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Beyond BRICs Emerging Asia Infrastructure Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.  The Beyond BRICs Emerging Asia Infrastructure Underlying Index includes companies whose business generally involve:  construction and engineering, construction materials, independent power producers, metals and mining, and wireless telecommunication services.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Indonesian, Malaysian, Thai and Philippine infrastructure companies included in the Beyond BRICs Emerging Asia Infrastructure Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in Indonesian, Malaysian, Thai and Philippine large, medium and small capitalized (“large cap”, “mid cap” and “small cap,” respectively) infrastructure companies which are generally defined as companies that are domiciled in Indonesia, Malaysia, Thailand and the Philippines and that have a market capitalization of at least $100 million at the time of purchase.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund’s intention is to replicate the constituent securities of the Beyond BRICs Emerging Asia Infrastructure Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities  of the Beyond BRICs Emerging Asia Infrastructure Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Beyond BRICs Emerging Asia Infrastructure Underlying Index is concentrated.  The Beyond BRICs Emerging Asia Infrastructure Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of Indonesia’s, Malaysia’s, Thailand’s and the Philippines’ infrastructure sectors.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Beyond BRICs Emerging Asia Infrastructure Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Beyond BRICs Emerging Asia Infrastructure Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Beyond BRICs Emerging Asia Infrastructure Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of that company can have a substantial impact on the Fund’s Share price.

Infrastructure Concentration  Because the Beyond BRICs Emerging Asia Infrastructure Underlying Index is concentrated in the infrastructure sectors of Indonesia, Malaysia, Thailand and the Philippines, the Fund may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Indonesia, Malaysia, Thailand and the Philippines  Because the Fund only invests in Indonesian, Malaysian, Thai and Philippine securities, its NAV will be much more sensitive to changes in economic, political and other factors within Indonesia, Malaysia, Thailand and the Philippines than would a fund that invested in a greater variety of countries.  Many of the Asia Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade.  The region’s economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources.  Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Asia Pacific region, as it has in the past.

Small Cap and Mid Cap Companies  Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Beyond BRICs Emerging Asia Infrastructure Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.  Mr. Kang has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares Low Volatility China Dividend ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX  Low Volatility China Dividend Index (the “Low Volatility China Dividend Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.99%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.65%
Total Annual Fund Operating Expenses	1.64%
Fee Waiver and/or Expense Reimbursement (2)	0.75%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement (“Agreement”) pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.  The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$91	$444

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Low Volatility China Dividend Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Chinese companies included in the Low Volatility China Dividend Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in the constituent companies of the

Low Volatility China Dividend Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), domiciled in China having a market capitalization of at least $250 million at the time of purchase.  The Low Volatility China Dividend Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 30 Chinese companies that INDXX, LLC determines to have lower relative volatility (i.e., low beta) than the INDXX Chinese Benchmark Index, a free-float capitalization weighted stock market index compiled by INDXX, LLC of 50 leading Chinese companies traded on the National Stock Exchange of China and the Hang Seng Stock Exchange.  The components of the Low Volatility China Dividend Underlying Index will have also paid dividends consistently over the last three years.  The Low Volatility China Dividend Underlying Index was developed to provide a lower beta and a greater dividend yield (i.e., high income) than the Hang Seng Index, although there is no guarantee that this result will be obtained.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Low Volatility China Dividend Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Low Volatility China Dividend Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Low Volatility China Dividend Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Low Volatility China Dividend Underlying Index is concentrated.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Low Volatility China Dividend Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Low Volatility China Dividend Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Low Volatility China Dividend Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

China  Because the Fund only invests in Chinese securities, its NAV will be much more sensitive to changes in economic, political and other factors within China than would a fund that invested in a greater variety of countries.  Special risks include currency fluctuations, illiquidity, expropriation, nationalization, confiscation, exchange controls, restrictions on foreign investments and limits on repatriation of capital.

Small Cap and Mid Cap Companies  Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Low Volatility China Dividend Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.  Mr. Kang has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EGShares Low Volatility Brazil Dividend ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the INDXX Low Volatility Brazil Dividend Index (the “Low Volatility Brazil Dividend Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”).  You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.99%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.65%
Total Annual Fund Operating Expenses	1.64%
Fee Waiver and/or Expense Reimbursement (2)	0.79%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%

(1)      “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)      EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”), sub-adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement (“Agreement”) pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.  The Agreement shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$91	$444

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Low Volatility Brazil Dividend Underlying Index through investments in equity securities, including common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Brazilian companies included in the Low Volatility Brazil Dividend Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.  The Fund invests in the constituent companies of the Low Volatility Brazil Dividend Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively), domiciled in Brazil having a market capitalization of at least $250 million at the time of purchase.  The Low Volatility Brazil Dividend Underlying Index is a dividend yield weighted stock market index comprised of a representative sample of 30 Brazilian companies that INDXX, LLC determines to have lower relative volatility (i.e., low beta) than the INDXX Brazilian Benchmark Index, a free-float capitalization weighted stock market index compiled by INDXX, LLC of 30 leading companies traded on the Bovespa Exchange of Brazil.  The components of the Low Volatility Brazil Dividend Underlying Index will have also paid dividends consistently over the last three years.  The Low Volatility Brazil Dividend Underlying Index was developed to provide a lower beta and a greater dividend yield (i.e., high income) than the Bovespa Index, although there is no guarantee that this result will be obtained.  The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund intends to replicate the constituent securities of the Low Volatility Brazil Dividend Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Low Volatility Brazil Dividend Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Low Volatility Brazil Dividend Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Low Volatility Brazil Dividend Underlying Index is concentrated.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Low Volatility Brazil Dividend Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Low Volatility Brazil Dividend Underlying Index, including the cost of buying and selling securities.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Low Volatility Brazil Dividend Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Brazil  Because the Fund only invests in Brazilian securities, its NAV will be much more sensitive to changes in economic, political and other factors within Brazil than would a fund that invested in a greater variety of countries.  The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue.

Small Cap and Mid Cap Companies  Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Low Volatility Brazil Dividend Underlying Index.

Depositary Receipts  Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Performance

There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and will be responsible for the day-to-day management of the Fund’s portfolio when it commences investment operations.  Mr. Kang has managed the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares.  Individual Shares may only be purchased and sold on the Exchange through a broker-dealer.  Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

This section contains greater detail on the Funds’ principal investment strategies and the related risks that you would face as a shareholder of the Funds.

Investment Objectives

The investment objective of each Fund is set forth above in the “Fund Summaries” section of this Prospectus.  Each investment objective is considered non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval subject to 60 days’ advance written notice.

Investment Strategies

Mauritius Subsidiaries  The EGShares India Consumer Goods ETF invests substantially all of its assets in a Subsidiary, which in turn, invests at least 90% of its assets in securities of companies in India.  The EGShares Emerging Markets Balanced Income ETF, EGShares Emerging Markets Consumer Small Cap ETF and EGShares Emerging Markets Real Estate ETF may invest a portion of their assets in a Subsidiary, which in turn, invests at least 90% of its assets in securities of companies in India.  Through such investment structure, each Fund obtains benefits under the tax treaty between Mauritius and India.

Emerging Market Companies  The EGShares Emerging Markets Balanced Income ETF, EGShares Emerging Markets Consumer Small Cap ETF and EGShares Emerging Markets Real Estate ETF define “Emerging Market” companies as companies that are included in its corresponding Underlying Index. The Underlying Indices are comprised of Emerging Market companies that are traded on U.S. or foreign exchanges whose businesses stand to benefit significantly from the strong industrial and consumption growth occurring in middle income nations around the globe. Middle income nations are generally identified by international organizations, such as the World Bank, as the broad range of countries with gross national income (“GNI”) per capita between low income countries ($995 or less) and high income countries ($12,196 or more). (Source: The World Bank). All of the Funds consider Indian, Turkish, South African, Chinese, Indonesian, Malaysian, Thai, Philippine and Brazilian companies to be Emerging Market companies.

Underlying Index  From time to time, each Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of each Fund’s underlying benchmark index (each an “Underlying Index” and collectively, the “Underlying Indices”).  A Fund will also rebalance its portfolio securities promptly following the annual rebalancing of the Underlying Index.  In recognition of longer settlement periods for emerging market securities, a Fund may at times purchase or sell portfolio securities in advance of the implementation date of publicly announced  adjustments to the weighting or composition of the constituent securities of the Underlying Index.  The Funds do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Each Fund’s (except the EGShares Emerging Markets Balanced Income ETF’s) intention is to replicate the constituent securities of its Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares (including through a Subsidiary).  The EGShares Emerging Markets Balanced Income ETF’s intention is to replicate the portfolio of the Emerging Markets Balanced Income Underlying Index through investments in equity securities, including common shares traded on local exchanges, Underlying ETFs, ADRs and GDRs.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, a Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.  When securities are deleted from a Fund’s Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio.  However, a Fund may, in the discretion of EGA, remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund.

Concentration  Each Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that their Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Each Underlying Index (except the Turkey Small Cap Underlying Index, South Africa Small Cap Underlying Index and Beyond BRICs Emerging Asia Small Cap Underlying Index) is comprised of publicly traded firms in their corresponding sectors.  In determining whether a publicly traded firm belongs to a specific sector, each Underlying Index relies on the INDXX Sectoral

IMG # 1135476 v.2

Classification System (“INDXXSC”), which is a detailed structure to classify companies as per the sector and subsectors.  The process allocates companies to the sectors whose definition most closely describes the nature of its business.  The process analyzes the company based on its business model, source or majority of revenue, and projected business plan to determine its relevant sector.

• India Consumer Goods Underlying Index.  Consumer goods companies generally include companies whose businesses involve:  beverages; food products; household goods; leisure goods; personal goods; food and drug retail; general retail; and tobacco.
• Beyond BRICs Emerging Asia Consumer Underlying Index and Emerging Markets Consumer Small Cap Underlying Index.  Consumer goods and services companies generally include companies whose businesses involve:  automobiles and parts; beverages; food production; household goods; leisure goods; personal goods; food and drug retail; general retail; media; travel and leisure; and tobacco.
• Emerging Markets Balanced Income Underlying Index, Low Volatility China Dividend Underlying Index and Low Volatility Brazil Dividend Underlying Index.  High income low beta companies are generally those with high income (i.e. dividend) producing equity securities with low betas and correlation to traditional market exposures.
• Emerging Markets Real Estate Underlying Index.  Real estate companies generally include companies whose businesses involve:  developing, managing, financing and supporting the real estate industry.
• Beyond BRICs Emerging Asia Infrastructure Underlying Index.  Infrastructure companies generally include companies whose businesses involve:  construction and engineering, construction materials, independent power producers, metals and mining, and wireless telecommunication services.

Depositary Receipts  ADRs are typically issued by an American bank or trust company, or a correspondent bank.  They evidence ownership of, and the right to receive, underlying securities issued by a foreign corporation deposited in a domestic bank. Generally, ADRs are denominated in U.S. dollars and traded in the U.S. securities markets on exchanges or over-the-counter (“OTC”).   In general, there is a large, liquid market in the United States for many ADRs.

ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions.  ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers.  However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid certain currency risks during the settlement period for either purchase or sales.

GDRs are Depositary Receipts for shares of foreign companies that are traded in capital markets around the world.  ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in.  In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.  In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid.

Each Fund may hold unsponsored Depositary Receipts, which are organized independently and without the cooperation of the issuer of the underlying securities.  A Fund will generally price Depositary Receipts according to the exchange on which the Depositary Receipts trade for purposes of calculating its daily NAV.

Underlying ETFs (EGShares Emerging Markets Balanced Income ETF)  The Underlying ETFs are themselves registered investment companies, the shares of which trade on a national securities exchange. The Underlying ETFs will track the performance of a securities index representing an asset class, sector or other market segment. The Underlying ETFs will typically be managed by a third party not affiliated with ALPS Advisors, Inc. (the “Adviser”), the Fund’s investment adviser, or EGA. Under normal market conditions, the Fund will purchase shares of the Underlying ETFs in the secondary markets. When the Fund invests in an Underlying ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETF’s expenses (including operating cost and management fees). The Fund will generally be required to pay higher expenses of an Underlying ETF if the Underlying ETF’s assets decline. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in an Underlying ETF.

Investment Risks

Many factors affect the value of an investment in a Fund.  Each Fund’s NAV and market share price will change daily based on variations in market conditions, interest rates and other economic, political or financial developments.

Market Price Variance (all Funds) Because the Shares of each Fund are exchange traded, there may be times when the market price and the NAV vary significantly.  However, given that Shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from each Fund, Management believes that large discounts or premiums to the NAV of Shares would not be sustained.

Market Liquidity for Fund Shares (all Funds)  Trading of Shares of a Fund on the Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally.  If a Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV.

Redemption (all Funds)  As an ETF, each Fund intends to rely on an exemptive order issued by the SEC to the Adviser that will permit each Fund to delay redemptions of its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging markets securities.  This risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

Non-Correlation (all Funds) If a Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.  In addition, a Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index.  If a Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its Underlying Index to the extent the Underlying Index reflects stale pricing.  Likewise, a variation may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares represented by those ADRs or GDRs.

Non-Diversification (all Funds)  Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders.  Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund and result in non-correlation with the Fund’s Underlying Index.

Foreign Investment (all Funds)  There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S.  In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies.  The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery, or recovery of money or investments.

Emerging Markets (all Funds)  Emerging market risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.

In addition to the heightened risk level for foreign securities discussed above, investments in companies domiciled in emerging market countries may be subject to other significant risks, including:

•
Emerging market countries may be less stable and more volatile than the U.S., giving rise to greater political, economic and social risks, including: rapid and adverse diplomatic and political developments; social instability; or internal, external and regional conflicts, terrorism and war.

•
Certain national policies, which may restrict a Fund’s investment opportunities, including: restrictions on investment in some or all issuers or industries in an emerging market country; or capital and currency controls.

•	The small current size of the markets for emerging markets securities and the currently low or nonexistent volume of trading, which could result in a lack of liquidity and greater price volatility.

•	Foreign taxation.

•
The absence of developed legal structures governing private or foreign investment, including: lack of legal structures allowing for judicial redress or other legal remedies for injury to private property, breach of contract or other investment-related damages; or inability to vote proxies or exercise shareholder rights.

•
The absence, until recently in many developing countries, of a capital market structure or market-oriented economy including significant delays in settling portfolio transactions and risks associated with share registration and custody.

•	The possibility that recent favorable economic developments in some emerging market countries may be slowed or reversed by unanticipated political or social events in those countries.

•	The pervasiveness of corruption and crime.

In addition, many of the countries in which a Fund may invest have experienced substantial, and during some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries have less favorable growth of gross domestic product, rapid rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position compared to the U.S. economy.  Economies of emerging market countries could likewise be adversely affected by significant periods of deflation or greater sensitivity to interest rates.

Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the former Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries.

Even though the currencies of some emerging market countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would prevail in a free market.  Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in a Fund’s NAV.

Foreign Currency (all Funds)  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars.  U.S. dollar investments in ADRs or ordinary shares of foreign issuers traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

Indian Securities (EGShares India Consumer Goods ETF)  The performance of the EGShares India Consumer Goods ETF is closely tied to social, political, and economic conditions in India and may be more volatile than the performance of more geographically diversified funds.  Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.  Uncertainty regarding inflation and currency exchange rates, as well as the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance.

The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies, market conditions, and prices and yields of securities in the Fund’s portfolio.

Indian issuers are subject to less regulation and scrutiny with regard to financial reporting, accounting and auditing than U.S. companies. Information regarding Indian corporations may be less reliable and all material information may not be available to the Fund.  The Subsidiary may be subject to withholding taxes imposed by the Indian government on dividends, interest and realized capital gains should new legislation be passed to modify the current tax treaty with Mauritius.

The Indian population is comprised of diverse religious, linguistic, ethnic and religious groups.  India has, from time to time, experienced civil unrest and hostility with neighboring countries such as Pakistan.  Violence and disruption associated with these tensions could have a negative effect on the economy and, consequently, adversely affect the Fund.

The Fund’s performance will be affected by changes in value of the Indian rupee versus the U.S. dollar.  If the value of the rupee falls relative to the U.S. dollar between the time the Fund earns income in rupees and the time at which the Fund converts the rupees to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.  Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and rupees.

Securities laws in India are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations.  In addition, it may be difficult to obtain and enforce a judgment in a court in India.  It may not be possible for the Fund to effect service of process in India, and if the Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in India.

The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets and which may impose additional costs on investment.

Agriculture occupies a prominent position in the Indian economy.  Adverse changes in weather, including monsoons, and other natural disasters in India and surrounding regions can have a significant adverse effect on the Indian economy, which could adversely affect these Funds.  In addition, in recent years, exchange-listed companies in the technology sector and related sectors (such as software) have represented a significant portion of the total capitalization of the Indian market.  The value of these companies will generally fluctuate in response to technological and regulatory developments.  These and other factors could have a negative impact on the Fund’s performance.

According to the International Monetary Fund (“IMF”), infrastructure investments have grown rapidly in India over the past few years, and Indian authorities plan to significantly increase expenditures in this sector in the next five years, with private participation expected to account for half of the total. While increased infrastructure spending may sustain higher growth, there are several obstacles to achieving set targets, including the availability of financing, land acquisition, multiple clearances, capacity constraints, and governance issues along with various sector-specific concerns.  In addition, the IMF believes structural reforms in these areas are needed to lower the cost of infrastructure, encourage private investment, and allow more efficient use of public resources.

Mauritius Subsidiary  (EGShares India Consumer Goods ETF, EGShares Emerging Markets Balanced Income ETF, EGShares Emerging Markets Consumer Small Cap ETF and EGShares Emerging Markets Real Estate ETF)  Each Fund operates to some extent through its corresponding Subsidiary, each a wholly owned subsidiary of the Fund in the Republic of Mauritius, and obtains benefits from favorable tax treatment by the Indian government pursuant to a taxation treaty between India and Mauritius. The Supreme Court of India has upheld the validity of the taxation treaty between India and Mauritius in response to a challenge in a lower court contesting the treaty’s applicability to entities such as a Fund; however, there can be no assurance that any future challenge will result in a favorable outcome. In recent years, there has been discussion in the Indian press that the treaty may be re-negotiated. There can be no assurance that the terms of the treaty will not be subject to re-negotiation in the future or subject to a different interpretation or that the Subsidiary will continue to be deemed a tax resident by Mauritius, allowing it favorable tax treatment. Any change in the provisions of this treaty or in its applicability to a Subsidiary could subject a Subsidiary to withholding and other taxes on dividends, interest and realized capital gains, which would reduce the return to a Fund on its investments.

Turkish Securities (EGShares Turkey Small Cap ETF)  The performance of the Fund is closely tied to social, political, and economic conditions in Turkey and may be more volatile than the performance of more geographically diversified funds.  Special risks include, among others, inflation; nationalization; security concerns; and economic, political and social instability.

Turkey is located in a part of the world that has historically been prone to natural disasters such as earthquakes and droughts and is economically sensitive to environmental events.  Any such event could result in a significant adverse impact on the Turkish economy.

Turkey has begun a process of privatization of certain entities and industries. In some instances, investors in some newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or to changing regulatory and legal standards. There is no assurance that such losses will not recur.

The Turkish economy is dependent on trade with certain key trading partners. Reduction in spending by these economies on Turkish products and services or negative changes in any of these economies may cause an adverse impact on the Turkish economy.

Turkey has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities and other defense concerns. These situations may cause uncertainty in the Turkish market and adversely affect the performance of the Turkish economy.

Certain political, economic, legal and currency risks have contributed to a high level of price volatility in the Turkish equity and currency markets and could adversely affect investments in the Fund:

Political and Social Risk.  Historically, Turkey’s national politics have been unpredictable and subject to influence by the military and its government may be subject to sudden change. Disparities of wealth, the pace and success of democratization and capital market development and religious and racial disaffection have also led to social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses.

Economic and Currency Risk.  Turkey has experienced periods of substantial inflation, currency devaluations and severe economic recessions, any of which may have a negative effect on the Turkish economy and securities market.

Large Government Debt Risk.  Turkey has experienced a high level of debt and public spending, which may stifle Turkish economic growth, contribute to prolonged periods of recession or lower Turkey’s sovereign debt rating and adversely impact investments in the Fund.

South African Securities (EGShares South Africa Small Cap ETF)  The performance of the Fund is closely tied to social, political, and economic conditions in South Africa and may be more volatile than the performance of more geographically diversified funds.  Special risks include, among others, inflation; nationalization; security concerns; commodity exposure; and economic, political and social instability.

The agricultural and mining sectors of South Africa’s economy account for a large portion of its exports. South Africa is susceptible to fluctuations in the commodity markets and, in particular, in the price and demand for agricultural products and natural resources. Any changes in these sectors or fluctuations in the commodity markets could have an adverse impact on the South African economy.

South Africa has begun a process of privatization of certain entities and industries. In some instances, investors in some newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or to changing regulatory and legal standards. There is no assurance that such losses will not recur.

The South African economy is heavily dependent upon the economies of Europe, Asia (particularly Japan) and the United States as key trading partners. Reduction in spending by these economies on South African products and services or negative changes in any of these economies may cause an adverse impact on the South African economy.

South Africa has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities, racial tensions and other defense concerns. These situations may cause uncertainty in the South African market and may adversely affect the performance of the South African economy.

Various domestic and geopolitical factors have affected South Africa’s economic performance. Any of these factors, individually or in the aggregate, could adversely affect investments in the Fund:

Political and Social Risk.  South Africa’s two-tiered economy, with one rivaling other developed countries and the other exhibiting many characteristics of developing countries, is characterized by uneven distribution of wealth and income. This may cause civil and social unrest, which could adversely impact the South African economy. Ethnic and civil conflict could result in the abandonment of many of South Africa’s free market reforms. In addition, there is a serious health crisis due to high rates of human immunodeficiency virus (HIV).

Economic Risk.  While South Africa is a developing country with a strong supply of natural resources, unemployment and income disparity continue to cause economic concerns. Although economic reforms have been enacted to promote growth and foreign investments, there can be no assurance that these programs will achieve the desired results. In addition, South Africa’s inadequate currency reserves have left its currency vulnerable at times to devaluation.

Heavy Government Control and Regulation.  Despite significant reform and privatization, the South African government continues to control a large share of South African economic activity. Heavy regulation of labor and product markets is pervasive and may stifle South African economic growth or cause prolonged periods of recession.

Chinese Securities  (EGShares Low Volatility China Dividend ETF)  The performance of the EGShares Low Volatility China Dividend ETF is closely tied to social, political, and economic conditions in China and may be more volatile than the performance of more geographically diversified funds.  Special risks include currency fluctuations, illiquidity, expropriation, nationalization, confiscation, exchange controls, restrictions on foreign investments and limits on repatriation of capital.  Rapid fluctuations in inflation and interest rates may adversely affect the Chinese economy and securities markets, and thus adversely affect the Fund’s performance.

Although China has implemented significant economic reforms in recent years, there can be no guarantee that these reforms will continue, will be effective, or will not be reversed. Despite these reforms, the Chinese government continues to play a major role in economic policy.  Heavy regulation of investments and industries could result in restrictions on foreign ownership of Chinese corporations and repatriation of assets.

The Chinese economy has grown rapidly in recent years, but there is no guarantee that this growth will be maintained.  Exports have contributed significantly to its economic growth, but lower demand, imposition of trade barriers or economic downturns in China’s primary export markets could lower Chinese economic growth.  Slow-downs in economic reforms, financial market development or efforts to address widespread corruption may also reduce the growth of the Chinese economy.

China remains under international pressure to relax its official currency exchange rates.  The Chinese government maintains strict currency controls and regularly intervenes in currency markets.  Although the yuan has historically traded in a tight range relative to the U.S. dollar, the yuan appreciated against the U.S. dollar during the first half of 2011.  Relaxing currency management could further increase the value of the yuan relative to the U.S. dollar, although there is no guarantee that this will occur, and the Chinese government’s actions may not be transparent or predictable.  As a result, the value of the yuan can change quickly and arbitrarily, and the yuan-dollar exchange rate may not move as expected.  These factors may increase the volatility of the Fund’s NAV.  Investment and trading restrictions limit access to securities markets in China, which may impact the availability, liquidity, and pricing of Chinese securities. As a result, the Fund’s returns could differ from those available to domestic investors in China.  Brokerage commissions and other fees are generally higher in Chinese securities markets.  The procedures and rules governing custody and transactions in China may delay payment, delivery or recovery of investments.  In addition, the Low Volatility China Dividend Underlying Index excludes local China shares that trade in Shanghai and Shenzhen; only stocks of companies in mainland China that trade on the exchanges of Hong Kong and the U.S. are eligible.

China has suffered significant natural disasters in the past, such as earthquakes, droughts and floods.  These events have had, and could have in the future, a significant adverse effect on the Chinese economy, which could adversely affect the Fund.

Significant wealth disparity and uneven distribution of economic growth in China may result in civil unrest and violence. China is experiencing disagreements over its integration with Hong Kong, as well as ethnic, religious and nationalist tensions in Tibet and Xinjiang.  Territorial disputes and other defense concerns have strained China’s international relations with several neighboring countries.  These situations may adversely affect the Chinese economy, resulting in sudden and significant investment losses.

Indonesian Securities  (EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF and EGShares Beyond BRICs Emerging Asia Infrastructure ETF)  The performance of the Funds are closely tied to social, political, and economic conditions in Indonesia and may be more volatile than the performance of more geographically diversified funds.

Indonesia is located in a part of the world that has historically been prone to natural disasters such as tsunamis, earthquakes, volcanoes, and typhoons, and is economically sensitive to environmental events.  Any such events could result in a significant adverse impact on the Indonesian economy.

The Indonesian economy is dependent on commodity prices and trade with economies of Asia and the United States.  Reduction in spending on these economies on Indonesian products and services or negative changes in any of these economies may cause an adverse impact on Indonesia’s economy.

Indonesia has experienced acts of terrorism and strained international relations due to territorial disputes, historical animosities or other defense concerns.  Indonesia has also experienced significant acts of terrorism and outbreaks of violence and civil unrest due to domestic ethnic and religious conflicts.  These situations may cause uncertainty in the Indonesian markets and may adversely affect the performance of the Indonesian economy.

Indonesia is subject to a considerable degree of economic, political and social instability, which could adversely affect investments in the Funds.  Indonesia has experienced currency devaluations, substantial rates of inflation, widespread corruption and economic recessions.  Indonesia is considered an emerging market, and Indonesia’s securities laws are unsettled.  Judicial enforcement of contracts with foreign entities is inconsistent and, as a result of pervasive corruption, is subject to the risk that cases will not be judged impartially.  Indonesia has a history of political and military unrest.  Indonesia has recently experienced acts of terrorism that have targeted foreigners.  Additionally, Indonesia has faced violent separatist movements on the islands of Sumatra and Timor, as well as outbreaks of violence amongst religious and ethnic groups.  Although the Indonesian government has recently revised policies intended to coerce cultural assimilation of ethnic minorities, a history of discrimination, official persecution, and populist violence continues to heighten the risk of economic disruption in Indonesia due to ethnic tensions.

Malaysian Securities  (EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF and EGShares Beyond BRICs Emerging Asia Infrastructure ETF)  The performance of the Funds are closely tied to social, political, and economic conditions in Malaysia and may be more volatile than the performance of more geographically diversified funds.

Malaysia is located in a part of the world that has historically been prone to natural disasters such as earthquakes, volcanoes and tsunamis and is economically sensitive to environmental events.  Any such events could result in a significant adverse impact on the Malaysian economy.

The Malaysian economy is dependent on the economies of Southeast Asia and the United States as key trading partners.  Reduction in spending by these countries on Malaysian products and services or negative changes in any of these economies may cause an adverse impact on the Malaysian economy.

Malaysia has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities and other defense concerns.  These situations may cause uncertainty in the Malaysian market and may adversely affect the performance of the Malaysian economy.

Recent volatility in the exchange rate of the Malaysian currency and general economic deterioration led to the imposition and then reversal of stringent capital controls, a prohibition on repatriation of capital and an indefinite prohibition on free transfers of securities.  There can be no assurance that a similar levy will not be reinstated by Malaysian authorities in the future, to the possible detriment of the Funds and their shareholders.  There can also be no assurance that Malaysian capital controls will not be changed in the future in ways that adversely affect the Funds and their shareholders.

Thai Securities  (EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF and EGShares Beyond BRICs Emerging Asia Infrastructure ETF)  The performance of the Funds are closely tied to social, political, and economic conditions in Thailand and may be more volatile than the performance of more geographically diversified funds.

Thailand is located in a part of the world that has historically been prone to natural disasters such as tsunamis and drought and is economically sensitive to environmental events.  Any such events could result in a significant adverse impact on the Thai economy.

The Thai economy is dependent on commodity prices and trade with the economies of Asia, Europe and the United States.  Reduction in spending by these economies on Thai products and services or negative changes in any of these economies may cause an adverse impact on the Thai economy.

Thailand has historically experienced acts of terrorism and strained international relations due to border disputes, historical animosities and other defense concerns.  These situations may cause uncertainty in the Thai market and may adversely affect the Thai economy.

Economic and political instability have contributed to high price volatility in the Thai equity and currency markets, which could affect investments in the Funds.  The Thai economy has experienced periods of substantial inflation, currency devaluations and economic recessions, any of which may have a negative effect on the Thai economy and securities markets.  Thailand has at times been destabilized by frequent government turnover and significant political changes, including military coups.  Recurrence of these conditions, unanticipated or sudden changes in the political structure or other Thai political events may result in sudden and significant investment losses.

Philippine Securities  (EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF and EGShares Beyond BRICs Emerging Asia Infrastructure ETF)  The performance of the Funds are closely tied to social, political, and economic conditions in the Philippines and may be more volatile than the performance of more geographically diversified funds.

The Philippines is located in a part of the world that has historically been prone to natural disasters such as tsunamis, volcanoes, earthquakes, typhoons, flooding and drought and is economically sensitive to environmental events.  Any such events could result in a significant adverse impact on the Philippine economy.

The Philippine economy is dependent on commodity prices and trade with the economies of Asia, Europe and the United States.  Reduction in spending by these economies on Philippine products and services or negative changes in any of these economies may cause an adverse impact on the Philippine economy.

The Philippines have historically experienced acts of terrorism and strained international relations due to territorial disputes, historical animosities or other defense concerns including tensions relating to sovereignty over areas of the South China Sea.  These situations may cause uncertainty in the Philippine market and may adversely affect the performance of the Philippine economy.

The Philippines is subject to a considerable degree of economic, political and social instability, which could adversely affect investments in the Funds.  The Philippine economy has recently experienced growth, which may not continue.  The economy is buoyed by remittances from 4-5 million Filipinos living abroad whose ability to send money to the Philippines may be diminished by economic changes in their country of residence.  In the last 10 years, the Philippine elected government has experienced pressure from coup attempts, a non-violent revolution referred to as “people power,” and violent separatist movements in the southern Philippine islands.  Religious conflicts and a high poverty rate also create increased risks for businesses in the Philippines.

Brazilian Securities  (EGShares Low Volatility Brazil Dividend ETF)  The performance of the Fund is closely tied to social, political, and economic conditions within Brazil and may be more volatile than the performance of more geographically diversified funds. Additionally, the Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

The Fund’s performance will be affected by changes in value of the Brazilian Real versus the U.S. dollar.  Brazilian governmental measures to maintain the value of the Brazilian Real in relation to the U.S. dollar may increase inflation in Brazil and could adversely affect the Brazilian economy.  Appreciation of the Brazilian real relative to the U.S. dollar or other currencies may also adversely affect the Brazilian economy to the extent it reduces exports.  The Fund may also incur costs in connection with conversions between U.S. dollars and the Brazilian real.

Brazil depends heavily on international trade, and its economy is highly sensitive to fluctuations in international commodity prices and commodity markets.  Brazil’s agricultural and mining sectors account for a large portion of its exports. Any changes in these sectors or fluctuations in the commodity markets could have an adverse impact on the Brazilian economy, and therefore adversely impact the performance of the Fund.

The Brazilian government exercises significant influence over the Brazilian economy, historically characterized by frequent and significant government intervention.  The Brazilian government has in the past frequently changed monetary, taxation, credit, tariff and other policies to influence the core of Brazil’s economy. Brazil’s outstanding government debt has in recent times been as high as 51% of gross domestic product, and it continues to experience significant government deficits and foreign debt.  The Brazilian government’s privatization program in the telecommunications and energy sectors may result in losses for investors in some newly privatized entities if the newly privatized companies are unable to adjust quickly to market competition and new regulatory environments.  In the event of significant imbalances in Brazil’s balance of payments, the Brazilian government may impose restrictions on foreign investment, such as limitations on payment of investment proceeds to foreign investors or on the conversion of the real into other currencies.  These factors may have a significant effect on the value of securities issued Brazilian companies, which in turn may adversely impact the performance of the Fund.

Small and Mid-Cap Companies (all Funds)  Stocks of small and medium capitalization companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Small and medium capitalization companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity (all Funds) Investments in certain foreign securities may be less liquid and more volatile than many U.S. securities.  A previously established liquid foreign securities market may become illiquid due to economic or political conditions.  If a disruption occurs in the orderly markets for the securities or financial instruments in which a Fund invests, the Fund might be prevented from limiting losses and realizing gains.  As a result, a Fund may at times be unable to sell securities at favorable prices.

Portfolio Turnover (all Funds) Each Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind.  Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Consumer Goods and Services (EGShares India Consumer Goods ETF, EGShares Beyond BRICs Emerging Asia Consumer ETF and EGShares Emerging Markets Consumer Small Cap ETF)  The consumer goods and services industries depend heavily on disposable household income and consumer spending.  The consumer goods and services industries may be strongly affected by fads, marketing campaigns, changes in demographics and consumer preferences, and other economic or social factors affecting consumer demand. Companies in the consumer goods and services industries may be subject to competitive forces (including competition brought by an influx of foreign brands) which may have an adverse impact on their profitability.  Governmental regulation, including price controls and regulations on packaging, labeling, competition, and certification, may affect the profitability of certain companies represented in the India Consumer Goods Underlying Index, Beyond BRICs Emerging Asia Consumer Underlying Index and Emerging Markets Consumer Small Cap Underlying Index.  In addition, the low quality of infrastructure, and in particular, distribution networks, may impose logistical costs on the consumer goods and services industries.

High Income Low Beta (EGShares Emerging Markets Balanced Income ETF, EGShares Low Volatility China Dividend ETF and EGShares Low Volatility Brazil Dividend ETF)  Because the Emerging Markets Balanced Income Underlying Index, Low Volatility China Dividend Underlying Index and Low Volatility Brazil Dividend Underlying Index are comprised of securities of high dividend-paying (i.e., high income) companies that exhibit lower relative volatility (i.e., low beta) than broad market indices, the Funds may be adversely affected by increased price volatility of securities in such companies, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting such companies. Beta is a measure of how closely correlated a stock’s returns are to that of the market. A low beta generally indicates that a security experiences less variation than the market as a whole, which could impact returns. In addition, the Funds’ ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Real Estate (EGShares Emerging Markets Real Estate ETF)  The Fund invests in companies that invest in real estate which exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which real estate companies are organized and operated.  The Fund’s performance may at times be linked to the ups and downs of the real estate market. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of a country as well as different regions, and the strength of specific industries that rent properties. Ultimately, the performance of an individual real estate company depends on the types and locations of the properties it owns and on how well it manages those properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failure to pay rent, or incompetent management. Property values could decrease because of overbuilding in the area, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses because of casualty or condemnation, increases in property taxes, or changes in zoning laws. Real estate is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding.

Infrastructure (EGShares Beyond BRICs Emerging Asia Infrastructure ETF)  Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of services, uncertainties concerning costs, the level of government spending on infrastructure projects, and other factors. Infrastructure companies may be adversely affected by commodity price volatility, changes in exchange rates, import controls, depletion of resources, technological developments, and labor relations. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in emerging markets, resulting in delays and cost overruns. Infrastructure issuers can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products.

Infrastructure companies in the oil and gas sector may be adversely affected by government regulation or world events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Infrastructure companies may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Depositary Receipts  (all Funds) The price at which each Fund’s securities may be sold and the value of a Fund’s Shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide.  Available information concerning the issuers may not be as current for unsponsored Depositary Receipts as for sponsored Depositary Receipts, and the prices of unsponsored Depositary Receipts may be more volatile than if such instruments were sponsored by the issuer.  To the extent that the exchange price of a Depositary Receipt differs from the local price of the underlying security used by a Fund’s corresponding Underlying Index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of its Underlying Index.

Risks of the Underlying ETFs (EGShares Emerging Markets Balanced Income ETF)

Through its investments in the Underlying ETFs, the EGShares Emerging Markets Balanced Income ETF will be subject to the risks associated with the Underlying ETFs’ investments, except the Fund may have the benefit of additional diversification.  While the risks of owning shares of an Underlying ETF generally reflect the risks of owning the underlying securities of the Underlying ETF, lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio securities. In addition, certain of the Underlying ETFs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style.

The value of your investment in the Fund is based partially on the prices of the Underlying ETFs that the Fund purchases. In turn, the price of each Underlying ETF is based on the value of its securities.  The prices of these securities change daily and each Underlying ETF’s performance reflects the risks of investing in a particular asset class or classes.  Certain of the Underlying ETFs reflect the risks of equity investing, while others reflect the risks of investing in fixed income securities, foreign securities or a combination of these types of securities. An overview of the principal risks of the Underlying ETFs is provided below. The degree to which the risks described below apply to the Fund varies according to its asset allocation.  The Fund’s particular asset allocation can have significant effect on performance. Asset allocation risk is the risk that the selection of the Underlying ETFs and the allocation of assets among the Underlying ETFs will cause the Fund to underperform other funds with a similar investment objective.  Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.  A complete list of each Underlying ETF can be found daily on the Trust’s website.  Each investor should review the complete description of the principal risks of each Underlying ETF prior to investing in the Fund.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in Underlying ETFs which allocate their assets among various asset classes and market segments in the hope of achieving their respective investment objectives.

As a result of its investment in the Underlying ETFs, the Fund is subject to a number of other risks that may affect the value of its shares, including:

Concentration Risk. An Underlying ETF may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweight in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweight in an industry, group of industries, or sector.

Credit Risk. Certain of the Underlying ETFs are subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund’s share price to fall. The Underlying ETFs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds.

Derivative Risk. An Underlying ETF may use derivatives to gain market exposure, enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An Underlying ETF’s use of derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause an Underlying ETF to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on an Underlying ETF.

Emerging Markets Risk. An Underlying ETF’s investments in securities of emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying ETF’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Early Closing Risk. The normal close of trading of securities listed on Nasdaq and the New York Stock Exchange (“NYSE”) is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in an Underlying ETF’s inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when an Underlying ETF needs to execute a high volume of trades late in a trading day, the Underlying ETF might incur substantial trading losses.

Exchange Traded Vehicle Risk. An Underlying ETF may invest in other ETFs, exchange-traded noted (“ETNs”) and exchange-traded products (“ETPs”). While the risks of owning shares of an ETP, ETF or ETN generally reflect the risks of owning the underlying investments of the ETP, ETF or ETN, lack of liquidity in an ETP, ETF or ETN can result in its value being more volatile than the underlying portfolio investments. In addition, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. If a rating agency lowers the issuer’s credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation.

Fixed Income Risk. An Underlying ETF’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause an Underlying ETF to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying ETF that holds these securities may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of an Underlying ETF because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Income Risk. An Underlying ETF may derive dividend and interest income from certain of its investments. This income can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of an Underlying ETF’s income producing investments may decline which then may adversely affect the Fund’s value. The dividend and interest income produced by certain of the Underlying ETF’s portfolio holdings also may be adversely affected by the particular circumstances and performance of the individual issuers of such investments.

Interest Rate Risk. An Underlying ETF’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an Underlying ETF’s yield will change over time. During periods when interest rates are low, an Underlying ETF’s yield (and total return) also may be low. Changes in interest rates also may affect an Underlying ETF’s share price: a sharp rise in interest rates could cause the fund’s share price to fall. This risk is greater when the Underlying ETF holds bonds with longer maturities. To the extent that the investment adviser (or sub-adviser) of an Underlying ETF anticipates interest rate trends imprecisely, the Underlying ETF could miss yield opportunities or its share price could fall.

Foreign Currency Risk. The Fund may invest in Underlying ETFs that hold securities denominated in foreign currency. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of an Underlying ETF security even when there is no change in the value of the security in the issuer’s home country. Under normal circumstances, the Underlying ETFs do not intend to hedge against the risk of currency exchange rate fluctuations, but some Underlying ETFs may reserve the right to do so if there is extreme volatility in currency exchange rates.

Foreign Securities Risk. An Underlying ETF’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. An Underlying ETF with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

High Yield Risk. An Underlying ETF may invest in high yield securities and unrated securities of similar credit quality (commonly known as ‘‘junk bonds’’). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of certain of the Underlying ETFs to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, an Underlying ETF may lose its entire investment.

Liquidity Risk. Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to ‘‘circuit breaker’’ rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of an Underlying ETF will continue to be met or will remain unchanged.

Market Risk. Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of the securities in an Underlying ETF’s portfolio may differ from their net asset value, the shares may trade at a premium or discount. An investment in an Underlying ETF may lose money.

Portfolio Turnover Risk. An Underlying ETF’s strategy may frequently involve buying and selling portfolio securities to rebalance the Underlying ETF’s exposure to various market sectors. Higher portfolio turnover may result in the Underlying ETF paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Underlying ETF’s performance to be less than you expect.

Trading Risk. Shares may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of an Underlying ETF’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end mutual funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAVs), it is not believed that large discounts or premiums to NAV will exist for extended periods of time.

Additional Securities, Instruments and Strategies

This section describes additional securities, instruments and strategies that may be utilized by each Fund that are not principal investment strategies of a Fund unless otherwise noted in the Fund’s description of principal strategies.  In addition, this section describes additional risk factors applicable to certain securities, instruments and strategies utilized by a Fund.

Money Market Instruments  Money market instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles.  Money market instruments include U.S. Government securities and repurchase agreements.

Repurchase Agreements  Repurchase agreements are contracts in which the seller of securities, usually U.S. Government Securities or other Money Market Instruments, agrees to buy them back at a specified time and price.  Repurchase Agreements are primarily used by EGA as a short-term investment vehicle for cash positions.

Reverse Repurchase Agreements  Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time.  Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage.  The Funds will designate cash and liquid securities in an amount sufficient to cover its repurchase obligations and will mark-to-market such amounts daily.

U.S. Government Securities  U.S. Government securities are issued by the U.S. Government or one of its agencies or instrumentalities.  Some, but not all, U.S. Government securities are backed by the full faith and credit of the federal government.  Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Loans of Portfolio Securities  Each Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements.  The loan must be secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned, and the Fund may call the loan at any time and receive the securities loaned.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities.  Each Fund currently does not participate in a securities lending program.

Futures  Each Fund may enter into futures contracts.  When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date.  When a Fund sells a futures contract, it agrees to sell the underlying instrument at a future date.  The price at which the purchase and sale will take place is fixed when the Fund enters into the contract.  Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.  Each Fund may effect futures transactions through futures commission merchants that are affiliated with the Adviser, EGA or a Fund in accordance with procedures adopted by the Board.

More information about the Funds’ investment strategies is presented in the Funds’ Statement of Additional Information (“SAI”), which is available from the Funds upon request or at the Funds’ website, www.egshares.com.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is included in the Funds’ SAI.  The top ten holdings and all holdings of each Fund is posted on a daily basis to the Trust’s website at www.egshares.com.

SPECIAL RISKS OF EXCHANGE-TRADED FUNDS

Not Individually Redeemable.  Shares may be redeemed by a Fund at NAV only in large blocks known as Creation Units.  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.  In addition, trading in Shares on the Exchange may be halted due to extraordinary market volatility or other reasons.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.

PRECAUTIONARY NOTES

A Precautionary Note to Retail Investors. The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust.  Your ownership of Shares will be shown on the records of DTC and the DTC participant broker through whom you hold the Shares.  THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP.  Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information.  Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own.  Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

A Precautionary Note to Purchasers of Creation Units.  You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund.  Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time.  As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”).  For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.  Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies. For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is a registered investment company.  Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including Shares of the Funds.  Investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Adviser, including that such investment companies enter into an agreement with the Trust.

FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act.  Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the Trust’s overall management and direction. The Board elects the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.

MANAGEMENT OF THE FUNDS

The Investment Adviser and Sub-Adviser

The Adviser acts as each Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). The Adviser is a Colorado corporation with its principal offices located at 1290 Broadway, Suite 1100, Denver, Colorado 80203.  As of [________], 2011, ALPS entities serviced over $[__] billion in client assets providing mutual fund administration, hedge fund administration, distribution and advisory solutions for the investment management industry.  Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisers.

As described in the formula below, the annual management fee paid by the Trust to the Adviser under the Advisory Agreement is based on total assets of the Trust.  For the first twelve series of the Trust to offer shares to the public (the “Original Funds”), the annual management fee paid by the Trust to the Adviser is subject to both a minimum amount and a cap.  For each additional series of the Trust offered to the public (the “Additional Funds”), including all of the Funds of this Prospectus, the minimum amount and the cap rise proportionately.  The annual management fee paid by the Additional Funds is credited for the annual management fees paid by the Original Funds.

For its services, the Trust pays the Adviser an annual management fee, accrued daily at the rate of 1/365th of the applicable advisory fee rate and payable monthly as soon as practicable after the last day of each month, in an amount calculated as follows: (a) For the Original Funds, the greater of (i) $400,000.00 or (ii) 10 basis points of each Original Fund’s daily net assets during the month, but in either event not to exceed $1,000,000 per year; and (b) for the Additional Funds, the greater of (i) $400,000.00 plus (x) $33,333.33 for each operating Additional Fund, minus (y) any management fees paid to the Adviser by the Original Funds, or (ii) 10 basis points of each Additional Fund’s daily net assets during the month, but in either event not to exceed annually $1,000,000 plus (x) $83,333.33 for each operating Additional Fund, minus (y) any management fees paid to the Adviser by the Original Funds.

EGA serves as the sub-adviser to all of the Funds and provides investment advice and management services to the Funds, including portfolio trading and index tracking services.  EGA is a Delaware limited liability company with its principal offices located at 171 East Ridgewood Ave., Ridgewood, NJ 07450.  EGA manages the day-to-day investment and reinvestment of the assets in each Fund and is responsible for designating the deposit securities and monitoring each Fund’s adherence to its investment mandate.  As of [_____], 2011, EGA had approximately $[___] in assets under discretionary management.  For the investment advisory services provided to each Fund except the EGShares India Consumer Goods ETF and the EGShares Emerging Markets Balanced Income ETF, EGA is entitled to receive fees equal to 0.85% of the average daily net assets of each Fund.  For the investment advisory services provided to the EGShares India Consumer Goods ETF, EGA is entitled to receive fees equal to 0.89% of the average daily net assets of the Fund.  For the investment advisory services provided to the EGShares Emerging Markets Balanced Income ETF, EGA is entitled to receive fees equal to 0.75% of the average daily net assets of the Fund.  The advisory fee for the Adviser is paid directly by the Trust separately from the sub-advisory fee for EGA.

EGA has agreed to reduce fees and/or reimburse expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding any taxes, interest, brokerage fees, non-routine expenses, such as expenses attributable to mergers or liquidation, and, with respect to the EGShares Emerging Markets Balanced Income ETF, any expenses incurred through investment in other investment companies) from exceeding 0.89% of average daily net assets of the EGShares India Consumer Goods ETF, 0.75% of average daily net assets of the EGShares Emerging Markets Balanced Income ETF, and 0.85% of average daily net assets of each other Fund in this Prospectus.  Under this agreement, EGA retains the right to seek reimbursement from each Fund of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed within three years of such reimbursement, provided such reimbursement does not cause a Fund to exceed any applicable fee waiver or expense limitation agreement that was in place at the time the fees were waived or expenses were assumed.  EGA, from its own resources, including profits from sub-advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions in connection with the distribution of the Funds’ Shares.

Subject to the fee waiver and expense assumption agreement, each Fund is responsible for all of its expenses, including: the investment advisory fees and sub-advisory fees; costs of transfer agency, custody, fund administration, legal, audit and other services; interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions;

distribution fees or expenses; non-routine expenses (including litigation or merger-related expenses, if any); and, with respect to the EGShares Emerging Markets Balanced Income ETF, any expenses incurred through investment in other investment companies.

A discussion of the basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement will be available in the Trust’s next report to shareholders.

Portfolio Management

Richard C. Kang serves as the portfolio manager for each Fund and is responsible for the day-to-day management of each Fund.  Mr. Kang is the Chief Investment Officer and Director of Research of EGA and joined EGA in October 2008.  Prior to that Mr. Kang was a contract consultant for ETFx Indexes from October 2007 to September 2008.  From January 2007 to September 2008, Mr. Kang was an independent consultant and blogger of The Beta Brief.  Prior to that, Mr. Kang was Chief Investment Officer of Quadrexx Asset Management from July 2003 to May 2005, and President and Chief Investment Officer of Meridian Global Investors from November 2002 to December 2007.

The Trust’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Shares in the Funds.

HOW TO BUY AND SELL SHARES

Most investors will buy and sell Shares of the Funds at market prices in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-Share price differential. When buying or selling Shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

Share Trading Prices

The trading prices of Shares of each Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate value of Shares of each Fund every 15 seconds (the “intraday indicative value” or “IVV”). The IVV should not be viewed as a “real-time” update of the NAV per Share of a Fund because the IVV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the IVV of Shares of the Funds and the Funds do not make any warranty as to the accuracy of these calculations.

CME Group Index Services LLC (“Dow Jones Indexes”), its affiliates, sources and distribution agents (together, the “IIV Calculation Agent”) shall not be liable to any customer or any third party for any loss or damage, direct, indirect or consequential, arising from (i) any inaccuracy or incompleteness in, or delays, interruptions, errors or omissions in the delivery of the IIV with respect to the Funds or any data related thereto (collectively, the “Data”) or (ii) any decision made or action take by any customer or third party in reliance upon the Data.  The IIV Calculation Agent does not make any warranties, express or implied to any investor in the Funds, or any one else regarding the Data, including, without limitation, any warranties with respect to the timeliness, sequence, accuracy, completeness, currentness, merchantability, quality or fitness for a particular purpose or any warranties as to the results to be obtained by any investors in the Funds or other person in connection with the use of the Data.  The IIV Calculation Agent shall not be liable to any investors in the Funds or third parties for any damages, including, without limitation, loss of business revenues, lost profits or any indirect, consequential, special or similar damages whatsoever, whether in contract, tort or otherwise, even if advise of the possibility of such damages.

Frequent Purchases and Redemptions of a Fund’s Shares

The Funds impose no restrictions on the frequency of purchases and redemptions (“market timing”). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share generally for a basket of securities intended to mirror the Fund’s portfolio, plus a small amount of cash, and the Shares may be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Funds’ Shares can only be purchased and redeemed directly from the Funds in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (“Authorized Participants”) and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including: dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With respect to trades directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as noted above) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. Each Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by a Fund’s shareholders and (b) any attempts to market time a Fund by shareholders would not be expected to negatively impact the Fund or its shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on the Exchange, and

•  You purchase or redeem Creation Units.

Dividends & Distributions

Dividends and Distributions.  Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code.  As a regulated investment company, a Fund generally will not pay federal income tax on the income and gains it distributes to you.  Each Fund, except the EGShares Emerging Markets Balanced Income ETF, EGShares Low Volatility China Dividend ETF and EGShares Low Volatility Brazil Dividend ETF, expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually.  Each of the EGShares Emerging Markets Balanced Income ETF, EGShares Low Volatility China Dividend ETF and EGShares Low Volatility Brazil Dividend ETF expects to declare and pay all of its net investment income, if any, to shareholders as dividends quarterly.  However, the officers of the Trust are authorized in their discretion not to pay a dividend for a Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend.  Each Fund will also declare and pay net realized capital gains, if any, at least annually.  A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.  The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual Statements.  Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns.  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend.”  At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Taxes

Tax Considerations.  If you are a taxable investor, Fund distributions are generally taxable to you as ordinary income, capital gains, or some combination of both.  This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash.  For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains in excess of net short-term capital losses are taxable to you as long-term capital gains no matter how long you have owned your Shares.  With respect to taxable years of a Fund beginning before January 1, 2013, unless such provision is extended or made permanent, a portion of income dividends paid to individual shareholders and designated by a Fund may be qualified dividend income eligible for taxation at long-term capital gain rates provided certain holding period requirements are met.

Each Fund intends to elect to “pass-through” to the Fund’s shareholders as a deduction or credit the amount of foreign taxes paid by the Fund.  The taxes passed through to shareholders are included in each shareholder’s income.  Certain shareholders, including some non-U.S. shareholders, are not entitled to the benefit of a deduction or credit with respect to foreign taxes paid by a Fund. Other foreign taxes, such as transfer taxes, may be imposed on a Fund, but would not give rise to a credit, or be eligible to be passed through to shareholders.

Taxes on Exchange-Listed Share Sales.  A sale or exchange of Fund Shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  Currently, any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Backup Withholding.  By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares.  A Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes.  Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Taxes on Purchase and Redemption of Creation Units.  An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Non-U.S. Investors.  Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains and, with respect to taxable years of a Fund that begin before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Mauritius Tax Status

Each of the EGShares India Consumer Goods ETF, EGShares Emerging Markets Balanced Income ETF, EGShares Emerging Markets Consumer Small Cap ETF and EGShares Emerging Markets Real Estate ETF conducts its investment activities in India through a Subsidiary, each of which is a wholly owned subsidiary of the respective Fund.  Each Subsidiary has elected to be treated as a disregarded entity for United States federal income tax purposes. A disregarded entity is a separate legal entity that is treated as part of its owner for such tax purposes.  As a tax resident of Mauritius, each Subsidiary expects to obtain benefits under the tax treaty between Mauritius and India (the “Treaty”).  In light of Circular 789 of April 13, 2000 issued by the Central Board of Direct Taxes in India, a Subsidiary will be eligible for the benefits under the Treaty if it holds a valid tax residence certificate issued by the Mauritius income tax authorities. The validity of the Circular was subsequently upheld by the Supreme Court of India in a judgment delivered on October 7, 2003.  Each Subsidiary has been issued a Category 1 Global Business License by the Financial Services Commission of Mauritius. Each Subsidiary has applied for and obtained a tax residence certificate (“TRC”) from the Mauritius Revenue Authority for the purpose of the Mauritius-India Double Taxation Avoidance Agreement. The TRC is issued for a period of one year and thereafter renewable annually.  Each Subsidiary is subject to tax in Mauritius at the rate of 15% on its net income.

However, each Subsidiary will be entitled to a tax credit for foreign tax on its income which is not derived from Mauritius against the Mauritian tax computed by reference to that same income. If no written evidence is presented to the Mauritius Revenue Authority showing the amount of foreign tax charged on income derived by the Funds outside of Mauritius, the amount of the foreign tax will be conclusively presumed to be equal to eighty percent (80%) of the Mauritian tax chargeable with respect to that income, which could reduce the rate of tax effectively to three percent (3%). Further, each Subsidiary is not subject to capital gains tax in Mauritius nor is it liable for income tax on any gains from sale of units or securities. Any dividends and redemption proceeds paid by a Subsidiary to a Fund are exempt from Mauritius tax. Provided that each Subsidiary does not have a permanent establishment in India, the tax treatment in India of income derived by a Subsidiary is as follows:

(i) long-term capital gains arising from the sale on a recognized stock exchange in India of, among other things, equity shares and units of “equity oriented” funds, provided that the applicable securities transaction tax has been paid, are not subject to tax in India;

(ii) short-term capital gains are not subject to tax in India by virtue of certain provisions of the Treaty;

(iii) dividends from Indian companies are paid to each Subsidiary free of Indian tax; and

(iv) any interest income earned on Indian securities is subject to withholding tax in India at a rate of 20% (plus surcharges), depending on the nature of the underlying debt security.

Each Subsidiary continues to: (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius.  Accordingly, management believes that each Subsidiary will be able to obtain the benefits of the Treaty, which ultimately benefits the Funds.  However, there can be no assurance that a Subsidiary will be granted a certificate of tax residency in the future. While the validity of the Treaty and its applicability to entities such as the Subsidiaries was upheld by the Supreme Court of India, no assurance can be given that the terms of the Treaty will not be subject to reinterpretation and renegotiation in the future. Any change in the Treaty’s application could have a material adverse effect on the returns of the Funds.  Further, it is possible that the Indian tax authorities may seek to take the position that a Subsidiary is not entitled to the benefits of the Treaty.  It is currently not clear whether income from each Subsidiary will be classified as “capital gains” income or as “business income” under Indian law.  However, this distinction should not affect the ultimate tax consequences to a Subsidiary or a Fund.  Under the Treaty, capital gains from investment in Indian securities, GDRs or ADRs issued with respect to Indian companies are exempt from tax, provided that a Subsidiary does not have a permanent establishment in India. Similarly, “business income” is not chargeable to tax in India under the Treaty so long as the Subsidiary does not have a permanent establishment in India. Each Subsidiary expects that it will be deemed a tax resident of Mauritius and does not expect to be deemed to have a permanent establishment in India because it will not maintain an office or place of management in India and the Adviser will make investment decisions regarding securities orders outside of India. If a Subsidiary were deemed to have such a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of up to 40% (plus surcharges).

Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (“STT”), which is levied on the value of a transaction at rates not exceeding 0.125%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains. It is currently not entirely clear whether the Indian Minimum Alternate Tax (“MAT”) applies to a Subsidiary as a beneficiary of the Treaty.  Although the Treaty should override the provisions of the Indian Income Tax Act and thus the application of the MAT, this is not certain. If the MAT does apply, and the Indian income tax payable by a Subsidiary is less than 18% of its book profits, then the Subsidiary would be deemed to owe taxes of 18% (plus surcharges) of book profits. Such a fee would not be included in the fee charged by the Adviser. Please note that the above description is based on current provisions of Mauritius and Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Subsidiary and thus reduce the return to Fund shareholders.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

PRICING FUND SHARES

The trading price of a Fund’s Shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange intends to disseminate the approximate value of Shares of each Fund every fifteen seconds. The approximate value calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a “real time” update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which  is computed once a day, generally at the end of the Business Day (as defined below), and may be subject to fair valuation. The Trust is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and does not make any warranty as to its accuracy.

The NAV for a Fund is determined once daily as of the close of the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern time, each day the NYSE is open for regular trading (“Business Day”).  NAV is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.

Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Board believes accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds may employ fair value pricing in situations where trading in securities on foreign securities exchanges and over-the-counter markets is completed before the close of business on a Business Day. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day.  Moreover, a Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which a Fund’s NAV is not calculated and on which a Fund does not effect sales, redemptions and exchanges of its Shares, such as when trading takes place in countries on days that are not a Business Day.

Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s corresponding underlying index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Funds. Use of a rate different from the rate used by INDXX, LLC may adversely affect a Fund’s ability to track its underlying index.

OTHER SERVICE PROVIDERS

ALPS Distributors, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the Funds’ distributor.

The Bank of New York Mellon, located at 101 Barclay Street, New York, NY 10286, serves as the Funds’ administrator, accountant, custodian and transfer agent.

ALPS Fund Services, Inc., an affiliate of the Adviser and the Distributor, provides the Trust with an Anti-Money Laundering Officer, Principal Financial Officer and Chief Compliance Officer, as well as certain additional compliance support functions.

Counsel and Independent Registered Public Accounting Firm

Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania, serves as legal counsel to the Trust.

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, serves as independent registered public accounting firm of the Trust.  BBD, LLP audits the Funds’ financial statements and performs other related audit services.

INDEX PROVIDER

Each Underlying Index is compiled by INDXX, LLC (“INDXX”). INDXX is not affiliated with the Funds, ALPS or EGA.  Each Fund is entitled to use its corresponding Underlying Index pursuant to a sublicensing arrangement with EGA, which in turn has a licensing agreement with INDXX.  INDXX or its agent also serves as calculation agent for each Underlying Index (the “Index Calculation Agent”). The Index Calculation Agent is responsible for the management of the day-to-day operations of the Underlying Indices, including calculating the value of each Underlying Index every 15 seconds, widely disseminating the Underlying Index values every 15 seconds and tracking corporate actions resulting in Underlying Index adjustments.  The value of each Underlying Index will be disseminated under the following tickers:

Underlying Indices	Ticker
INDXX India Consumer Goods Index	[____]
INDXX Turkey Small Cap Index	[____]
INDXX South Africa Small Cap Index	[____]
INDXX Beyond BRICs Emerging Asia Consumer Index	[____]
INDXX Emerging Markets Balanced Income Index	[____]
INDXX Beyond BRICs Emerging Asia Small Cap Index	[____]

INDXX Emerging Markets Consumer Small Cap Index	[____]
INDXX Emerging Markets Real Estate Index	[____]
INDXX Beyond BRICs Emerging Asia Infrastructure Index	[____]
INDXX Low Volatility China Dividend Index	[____]
INDXX Low Volatility Brazil Dividend Index	[____]
“INDXX” is a service mark of INDXX and has been licensed for use for certain purposes by EGA. The Funds are not sponsored, endorsed, sold or promoted by INDXX.  INDXX makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. INDXX’s only relationship to EGA is the licensing of certain trademarks, trade names and service marks of INDXX and of the Underlying Indices, which are determined, composed and calculated by INDXX without regard to EGA or the Funds.  INDXX has no obligation to take the needs of EGA or the shareholders of the Funds into consideration in determining, composing or calculating the Underlying Indices. INDXX is not responsible for and has not participated in the determination of the timing, amount or pricing of the Fund Shares to be issued or in the determination or calculation of the equation by which the Fund Shares are to be converted into cash. INDXX has no obligation or liability in connection with the administration, marketing or trading of the Funds.

DISCLAIMERS

The Adviser and EGA do not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and neither the Adviser nor EGA shall have any liability for any errors, omissions or interruptions therein. Neither the Adviser nor EGA make any warranty, express or implied, as to results to be obtained by a Fund, owners of the Shares of a Fund or any other person or entity from the use of an Underlying Index or any data included therein. The Adviser and EGA make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser or EGA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of an Underlying Index, even if notified of the possibility of such damages.

THE INDXX INDICES

Eligibility Criteria for Index Components

The index universe (“Index Universe”) for the INDXX India Consumer Goods Index, INDXX Turkey Small Cap Index, INDXX South Africa Small Cap Index, INDXX Low Volatility China Dividend Index and INDXX Low Volatility Brazil Dividend Index is defined as all publicly traded stocks domiciled in India, Turkey, South Africa, China or Brazil, as applicable.  The Index Universe for issues is subject to the following two exceptions: (i) Indian Companies in the INDXX India Consumer Goods Index may be traded on more than one exchange; and (ii) the INDXX Low Volatility China Dividend Index excludes local China shares that trade in Shanghai and Shenzhen; only stocks of companies in mainland China that trade on the exchanges of Hong Kong and the U.S. are eligible.

The Index Universe for the INDXX Beyond BRICs Emerging Asia Small Cap Index, INDXX Beyond BRICs Emerging Asia Consumer Index and INDXX Beyond BRICs Emerging Asia Infrastructure Index is defined as all publicly traded stocks domiciled in Emerging Asia countries excluding China and India, such as Indonesia, Malaysia, Thailand and the Philippines.  Emerging Asia countries are categorized as emerging Asia countries for purposes of stock selection based on the classifications of international organizations, such as the World Bank and the IMF.

The Index Universe for the INDXX Emerging Markets Balanced Income Index, INDXX Emerging Markets Consumer Small Cap Index and INDXX Emerging Markets Real Estate Index is defined as all publicly traded stocks domiciled in Emerging Market countries, such as Argentina, Chile, Columbia, Czech Republic, Egypt, Hungary, Indonesia, Jordan, Kuwait, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, Slovenia, South Africa, Ukraine, Brazil, China, India, Thailand and Turkey. Emerging Market countries are categorized as emerging market countries for purposes of stock selection based on the classifications of international organizations, such as the World Bank and the IMF.

Specific criteria related to individual indices are applied to the Index Universe.

PREMIUM/DISCOUNT INFORMATION

The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV.  As with other exchange-traded funds, the market price of each Fund’s shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

The Funds have not yet commenced operations and, therefore, do not have information about the differences between a Fund’s daily market price on the Exchange and its NAV.

DISTRIBUTION PLAN

The Distributor serves as the distributor of Creation Units for each Fund on an agency basis.  The Distributor does not maintain a secondary market in Fund Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-l under the 1940 Act.  In accordance with its Rule 12b-l plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

No 12b-l fees are currently paid by the Funds, and there are no plans to impose these fees.  However, in the event 12b-l fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

FINANCIAL HIGHLIGHTS

No financial information is presented for the Funds because they had not commenced operations prior to the date of this Prospectus.

If you want more information about the Funds, the following documents are available free upon request:
Annual/Semi-Annual Reports
Additional information about each Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders.  In the Funds’ annual report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus (i.e., it is legally considered a part of this prospectus).
 You may request other information about the Funds or obtain free copies of the Funds’ annual and semi-annual reports and the SAI by contacting the Funds directly at 1-888-800-4347.  The SAI and shareholder reports will also be available on the Funds’ website, www.egshares.com.
You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.  You may get copies of reports and other information about the Funds:
• For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C.  20549-1520; or

• Free from the EDGAR Database on the SEC’s Internet website at:  http://www.sec.gov.

EGA Emerging Global Shares Trust

EGShares India Consumer Goods ETF
EGShares Turkey Small Cap ETF
EGShares South Africa Small Cap ETF
EGShares Beyond BRICs Emerging Asia Consumer ETF
EGShares Emerging Markets Balanced Income ETF
EGShares Beyond BRICs Emerging Asia Small Cap ETF
EGShares Emerging Markets Consumer Small Cap ETF
EGShares Emerging Markets Real Estate ETF
EGShares Beyond BRICs Emerging Asia Infrastructure ETF
EGShares Low Volatility China Dividend ETF
EGShares Low Volatility Brazil Dividend ETF

Prospectus

[_____], 2011

EGA Emerging Global Shares Trust
Investment Company Act File No.  811-22255

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

EGA Emerging Global Shares Trust

Statement of Additional Information

[_____], 2011

EGA Emerging Global Shares Trust (the “Trust”) is an open-end management investment company that currently offers shares in forty separate and distinct series, representing separate portfolios of investments.  This Statement of Additional Information (“SAI”) relates solely to the following portfolios (each individually referred to as a “Fund,” and collectively referred to as the “Funds”), each of which has its own investment objective:

	Cusip	NYSE Arca
EGShares India Consumer Goods ETF	[____]	[____]
EGShares Turkey Small Cap ETF	[____]	[____]
EGShares South Africa Small Cap ETF	[____]	[____]
EGShares Beyond BRICs Emerging Asia Consumer ETF	[____]	[____]
EGShares Emerging Markets Balanced Income ETF	[____]	[____]
EGShares Beyond BRICs Emerging Asia Small Cap ETF	[____]	[____]
EGShares Emerging Markets Consumer Small Cap ETF	[____]	[____]
EGShares Emerging Markets Real Estate ETF	[____]	[____]
EGShares Beyond BRICs Emerging Asia Infrastructure ETF	[____]	[____]
EGShares Low Volatility China Dividend ETF	[____]	[____]
EGShares Low Volatility Brazil Dividend ETF	[____]	[____]

ALPS Advisors, Inc. (the “Adviser”) serves as the investment adviser to each Fund.  Emerging Global Advisors, LLC (“EGA”) serves as the sub-adviser to each Fund.  ALPS Distributors Inc. (the “Distributor” or “ALPS”) serves as principal underwriter for each Fund.

This SAI is not a prospectus and should be read only in conjunction with the Funds’ current Prospectus, dated [_____], 2011.  A copy of the Prospectus may be obtained by calling the Trust directly at 1-888-800-4347.  The Prospectus contains more complete information about the Funds.  You should read it carefully before investing.

Not FDIC Insured.  May lose value.  No bank guarantee.

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GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized on September 12, 2008.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers shares (“Shares”) of forty separate non-diversified series, representing separate portfolios of investments.  This SAI relates solely to the EGShares India Consumer Goods ETF, EGShares Turkey Small Cap ETF, EGShares South Africa Small Cap ETF, EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Emerging Markets Balanced Income ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF, EGShares Emerging Markets Consumer Small Cap ETF, EGShares Emerging Markets Real Estate ETF, EGShares Beyond BRICs Emerging Asia Infrastructure ETF, EGShares Low Volatility China Dividend ETF and EGShares Low Volatility Brazil Dividend ETF.

The Funds are exchange traded funds (“ETFs”) and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for (1) a portfolio of equity securities constituting a substantial replication, or representation, of the stocks included in the relevant Fund’s corresponding benchmark index (“Deposit Securities”) and (2) a small cash payment referred to as the “Cash Component.”  Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.  Retail investors, therefore, generally will not be able to purchase the Shares directly.  Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker.

The Funds’ Shares have been approved for listing on the NYSE Arca, Inc. (the “Exchange”) subject to notice of issuance.  Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV.  Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment.  Creation Units are aggregations of 50,000 Shares or more.  In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares, although it has no current intention of doing so.  Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities.  See the “Creation and Redemption of Creation Unit Aggregations” section of this SAI.  In each instance of such full cash creations or redemptions, the transaction fees imposed will be higher than the transaction fees associated with in-kind creations or redemptions.

Compliance with Mauritius Law

The EGShares India Consumer Goods ETF invests substantially all of its assets in a wholly owned subsidiary organized in the Republic of Mauritius (each, a “Subsidiary”), which in turn, invest at least 90% of its assets in Indian securities.  The EGShares Emerging Markets Balanced ETF, EGShares Emerging Markets Consumer Small Cap ETF and EGShares Emerging Markets Real Estate ETF may invest their assets in a Subsidiary, which in turn, invests at least 90% of its assets in Indian securities.  Each Subsidiary has qualified as an “Expert Fund” under the Regulations of the Securities Act 2005 of the Republic of Mauritius.  These Regulations provide that only “Expert Investors” may invest in the Expert Fund.  An “Expert Investor” is an investor such as a Fund who makes an initial investment for its own account, of not less than US$100,000 or is a sophisticated investor as defined in the Regulations of the Securities Act 2005 or any similarly defined investor in any other legislation.

The Subsidiaries have been incorporated as Global Business Companies and have been issued a category 1 license by the Financial Services Commission of Mauritius.  It must be distinctly understood that in issuing this license, the Mauritius Financial Services Commission does not vouch for the financial soundness of the Subsidiaries or for the correctness of any statements made or opinions expressed with regard to it.

Investors in the Subsidiaries are not protected by any statutory compensation arrangements in Mauritius in the event of a Subsidiary’s failure.

Mauritius Anti-Money Laundering Regulations

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To ensure compliance with the Financial Intelligence and Anti-Money Laundering Act 2002 and the Code on the Prevention of Money Laundering and Terrorist Financing (“PMLTF Code”) issued by the Financial Services Commission of Mauritius, a Subsidiary or its agents will require every applicant for shares (such as a Fund) to provide certain information/documents for the purpose of verifying the identity of the applicant, sources of funds and obtain confirmation that the application monies do not represent, directly or indirectly, the proceeds of any crime.  The request for information may be reduced where an application is a regulated financial services business based in the Republic of Mauritius or in an equivalent jurisdiction (i.e., subject to the supervision of a public authority) or in the case of public companies listed on Recognized Stock/Investment Exchanges, as set out in the PMLTF Code.

In the event of delay or failure by the applicant to produce any information required for verification purposes, a Subsidiary may refuse to accept the application and the subscription monies relating thereto or may refuse to process a redemption request until proper information has been provided.  Investors such as a Fund should note specifically that a Subsidiary reserves the right to request such information as may be necessary in order to verify the identity of the investor and the owner of the account to which the redemption proceeds will be paid.  Redemption proceeds will not be paid to a third party account.

Each applicant for shares must acknowledge that a Subsidiary shall be held harmless against loss arising as a result of a failure to process an application for shares or redemption request if such information and documentation as requested by a Subsidiary has not been provided by the applicant.

Each Fund, as the sole shareholder of each Subsidiary, will satisfy all applicable requirements under the PMLTF Code in order to purchase and redeem shares of a Subsidiary.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met.  The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (ii) the value of the underlying index (each, an “Underlying Index” and collectively, the “Underlying Indices”) on which a Fund is based is no longer calculated or available, or (iii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.  The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.  Negotiated commission rates only apply to investors who will buy and sell shares of the Funds in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

In order to provide current Share pricing information, the Exchange disseminates an updated “Indicative Intra-Day Value” (“IIV”) for each Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no warranty as to the accuracy of the IIVs.  IIVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of the Exchange.

The Exchange will calculate and disseminate the IIV throughout the trading day for each Fund by (i) calculating the current value of all equity securities held by the Fund; (ii) calculating the estimated amount of the value of cash and money market instruments held in the Fund’s portfolio (“Estimated Cash”); (iii) calculating the marked-to-market gains or losses of the futures contracts and other financial instruments held by the Fund, if any; (iv) adding the current value of equity securities, the Estimated Cash, the marked to market gains or losses of futures contracts and other financial instruments, to arrive at a value; and (v) dividing that value by the total Shares outstanding to obtain current IIV.

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The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws.  Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “1933 Act”), may occur.  Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus.  This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.  The Trust has been granted an exemption by the U.S. Securities and Exchange Commission (the “SEC”) from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares.

Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the 1933 Act.  Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that, pursuant Rule 153 under 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Funds’ prospectus is available at the national securities exchange on which the Shares of a Fund trade upon request.  The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

INVESTMENT STRATEGIES

In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Funds’ Prospectus, each Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval.  Not every Fund will invest in all of the types of securities and financial instruments that are listed.

Equity Securities

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably.  Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.  The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.  They may also decline due to factors that affect a particular industry or industries, such as labor

5

shortages or increased production costs and competitive conditions within an industry.  The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.  Equity securities generally have greater price volatility than fixed income securities, and the Funds are particularly sensitive to these market risks.

Depositary Receipts

The Funds may invest in American Depositary Receipts (“ADRs”).  For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks.  ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank.  ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers.  However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchases or sales.

In general, there is a large, liquid market in the United States for many ADRs.  The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.  Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof.  The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Funds may invest in both sponsored and unsponsored ADRs.  Unsponsored ADRs programs are organized independently and without the cooperation of the issuer of the underlying securities.  As result, available information concerning the issuers may not be as current for unsponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

A Fund may also invest in Global Depositary Receipts (“GDRs”).  GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.  While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

Foreign Securities Risk

The Funds will invest primarily in foreign securities of emerging markets companies.  Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in a Fund and affect its NAV.

Securities of foreign companies are often issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States.  For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Restrictions on currency trading that may be imposed by emerging markets countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S.  Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid (temporarily or for longer periods of time) due to economic or

6

political conditions.  Brokerage commissions and other fees generally are higher for foreign securities.  The procedures and rules governing foreign transactions and custody (i.e., holding of a Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments.

Sector Risk

To the extent a Fund invests a significant portion of its assets in one or more sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single sector or industry than if the Fund always maintained wide diversity among the sectors and industries in which it invests.

Increased Volatility

The Funds may invest in securities of small and/or medium capitalization companies.  To the extent that a Fund invests in these securities, it will be subject to certain risks associated with increased volatility in the price of small and medium capitalization companies.  Increased volatility may result from increased cash flows to a Fund and other funds in the market that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically.  Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase.  Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.  To the extent that an index or benchmark’s methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change).  Because it is impossible to predict when and how market participants will react to announced changes in the constituent securities of a Fund’s benchmark index, the Funds cannot predict when and how these changes will impact the market price or NAV of a Fund.

Cash and Short-Term Investments

A Fund may invest a portion of its assets, for cash management purposes, in liquid, high-quality short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies.  To the extent a Fund is invested in these debt securities, it may be subject to the risk that if interest rates rise, the value of the debt securities may decline.

A Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes.  A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

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Repurchase Agreements

When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement.  As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement.  The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.  Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily.  A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

Segregated Assets

When engaging in (or purchasing) options, futures or other derivative transactions, a Fund will cause its custodian to earmark on the custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.  (Any such assets and securities designated by the custodian on its records are referred to in this SAI as “Segregated Assets.”)  Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

Investment Company Securities

Securities of other investment companies, including closed-end funds, offshore funds and exchange-traded funds (“ETFs”), may be acquired by a Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act.  The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund.  Certain exceptions to these limitations may apply, and the Funds may also rely on any future applicable SEC rules or orders that provide exceptions to these limitations.  As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment company’s expenses, including advisory fees.  These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

Loans of Portfolio Securities

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements.  A Fund will receive any interest or dividends paid on the loaned securities and the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund.  Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit.  There is a risk that the Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

A Fund is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral.

Futures

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.”  This amount is maintained either with the futures commission merchant or in a segregated account at the Fund’s custodian bank.  Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.  While futures contracts provide for the delivery of securities, deliveries usually do not occur.  Contracts are generally terminated by entering into offsetting transactions.

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SPECIAL CONSIDERATIONS

Name Policies

The Funds have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of their assets to equity securities or investments, such as ADRs or GDRs or, in the case of the EGShares Emerging Markets Balanced Income ETF, ETFs that trade on U.S. exchanges and invest in emerging market fixed income securities, that, in combination, have economic characteristics similar to equity securities that are contained in the Underlying Indices and generally expect to be substantially invested at such times, with at least 95% of their net assets invested in these securities.  For purposes of each such investment policy, “assets” include a Fund’s net assets, plus the amount of any borrowings for investment purposes.  For purposes of such an investment policy, “assets” include not only the amount of a Fund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the Fund’s net assets that are segregated on the Fund’s books and records, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure.  The Board has adopted a policy to provide investors with at least 60 days’ notice prior to changes in a Fund’s name policy.

Tracking and Correlation

The Funds expect that their daily returns will approximate the daily returns of their respective Underlying Indices.  Several factors may affect their ability to achieve this correlation, however.  Among these factors are:  (1) a Fund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that Fund; (2) a Fund’s holding of less than all of the securities in the Underlying Index and holding securities not included in the Underlying Index; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the Fund’s Underlying Index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; (10) a Fund’s holdings of cash or cash equivalents, or otherwise not being fully invested in securities of its Underlying Index; and (11) a Fund’s use of a “representative sampling” strategy rather than full replication of its Underlying Index.  While close tracking of any Fund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the NAV of the Shares of a Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

Non-Diversified Status

Each Fund is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.  Each Fund, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. With respect to a “non-diversified” Fund, a relatively high percentage of such a Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector.  That Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.  Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to a Fund

9

only at the time of the transaction.  Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation.  Each Fund may not:

(1)	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(2)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

(3)
Make loans if, as a result, more than 33⅓% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC.  This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

(4)
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein and (ii) making, purchasing or selling real estate mortgage loans.

(5)
Purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon, or (ii) investing in securities or other instruments that are secured by commodities.

(6)	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(7)
Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

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MANAGEMENT OF THE TRUST

The Trust is a Delaware statutory trust.  Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust.  The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Funds. To help facilitate the discharge of its managerial duties, the Board has established a Nominating and Governance Committee and an Audit Committee, as discussed in more detail under “Board Committees” below.

The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with EGA, are listed below.  Unless otherwise noted, the address of each Trustee of the Trust is 171 East Ridgewood Ave., Ridgewood, NJ 07450.

Board Leadership Structure

The Board is composed of five Trustees, three of whom are independent.  The Chairman of the Board, Robert C. Holderith, is an “interested person” (as that term is defined in the 1940 Act).  The Chairman presides over Board meetings and approves agendas for the Board meetings in consultation with counsel to the Funds and the independent Trustees, and the Trust’s various other service providers.  Because of the ease of communication arising from the relatively small size of the Board and the small number of independent Trustees, as well as the relatively recent commencement of operations of the Trust, the Board has determined not to designate a lead independent Trustee at this time, although it will revisit this determination regularly.

The Board has determined that this leadership structure is appropriate given the size, function, and nature of the Fund, as well as the Board’s oversight responsibilities. The Board believes this structure will help ensure that proper consideration is given at Board meetings to matters deemed important to the Trust and its shareholders.

Independent Trustees

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert Willens Age: 64	Trustee	Since 2009	Robert Willens, LLC (tax consulting), President, since January 2008; Lehman Brothers, Inc., Managing Director, Equity Research Department, January 2004 to January 2008.	40	Daxor Corp. (Medical Products and Biotechnology), since 2004.

Ron Safir Age: 60	Trustee	Since 2009	Retired, since 2008; UBS Wealth Management, Chief Administrative Officer, February 1971 to December 2008.	40	None

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Jeffrey D. Haroldson Age: 54	Trustee	Since 2009	HDG Mansur Capital Group, LLC (international real estate company), President and Chief Operating Officer, since 2004; HSBC Securities (USA), Inc., Executive Managing Director, Head of Investment and Merchant Banking, 2000 to 2003.	40	None

Interested Trustees

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Robert C. Holderith(3) Age: 51	Trustee and President	Since 2008	Emerging Global Advisors, LLC, Managing Member and President, since September 2008; ProFund Advisors, Managing Director, Institutional Sales & Investment Analytics, June 2006 to August 2008; UBS Financial Services, Inc., Director, January 2000 to May 2006.	40	None

James J. Valenti(3) Age: 63	Trustee and Secretary	Since 2008	Emerging Global Advisors, LLC, Member and Chief Administrative Officer, since September 2008; Private Investor and Independent Consultant, June 2007 to September 2008; Senior Loan Consultant, Bridgepoint Mortgage Company, June 2006 to June 2007; Mercedes Benz, North America, Sales Representative, November 2000 to June 2006.	40	None

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(1)	Each Trustee holds office for an indefinite term.
(2)	The “Fund Complex” consists of the Trust, which consists of forty Funds.
(3)	Mr. Holderith and Mr. Valenti are considered to be “interested persons” of the Trust as defined in the 1940 Act, due to their relationship with EGA, the Funds’ sub-adviser.

Officers

The officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Marten S. Hoekstra Emerging Global Advisors, LLC 171 East Ridgewood Ave. Ridgewood, NJ 07450 Age: 50	Executive Vice President	Since 2011
Chief Executive Officer, Emerging Global
Advisors, LLC, since January 2011; Board of Directors, Securities Industry and Financial Markets Association, 2006 – 2011; UBS (and its predecessor, PaineWebber), 1983 – 2009 (including various executive positions starting in 2001).

Thomas A. Carter ALPS Fund Services, Inc. 1290 Broadway Suite 1100 Denver, CO 80203 Age: 44	Treasurer	Since 2009
Mr. Carter joined ALPS Fund Services, Inc. (“ALPS Fund Services”) in 1994 and is currently President and Director of ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”) and FTAM Funds Distributor, Inc. and Executive Vice President and Director of ALPS Fund Services and ALPS Holdings, Inc.

Melanie H. Zimdars ALPS Fund Services, Inc. 1290 Broadway Suite 1100 Denver, CO 80203 Age: 34	Chief Compliance Officer	Since 2010
ALPS Fund Services, Inc., Deputy Chief Compliance Officer, since September 2009; ALPS ETF Trust, Chief Compliance Officer, since December 2009; Columbia ETF Trust, Chief Compliance Officer, since September 2010; EGA Emerging Global Shares Trust, Chief Compliance Officer, since March 2010; Financial Investors Variable Insurance Trust, Chief Compliance Officer, since September 2009; Grail Advisors ETF Trust, Chief Compliance Officer, since September 2010; Liberty All-Star Growth Fund, Inc., Chief Compliance Officer, since December 2009; Liberty All-Star Equity Fund, Chief Compliance Officer, since December 2009; Wasatch Funds, Principal Financial Officer, Treasurer and Secretary, February 2007 to December 2008; Wasatch Funds, Assistant Treasurer, November 2006 to February 2007; Wasatch Funds, Senior Compliance Officer, 2005 to December 2008.

___________________
(1)	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

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Share Ownership

As of December 31, 2010, the Independent Trustees did not own any securities issued by the Adviser, EGA, the Distributor, or any company controlling, controlled by, or under common control with the Adviser, EGA or the Distributor.  Information relating to each Trustee’s ownership (including the ownership of his or her immediate family) in the Funds in this SAI and in all registered investment companies in the EGA Fund Complex as of December 31, 2010 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Trustee in Family of Investment Companies
Independent Trustees:
Robert Willens	None	None
Ron Safir	None	None
Jeffrey D. Haroldson	None	None

Interested Trustees:
Robert C. Holderith	None	None
James J. Valenti	None	None

As of December 31, 2010, the Trust’s Trustees and officers owned individually and as a group less than 1% of the outstanding Shares of any of the Funds.

Trustees’ Compensation

Name	Annual Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From the Trust and Fund Complex Paid to Trustees
Independent Trustees:
Robert Willens	$10,000	$0	$10,000
Ron Safir	$10,000	$0	$10,000
Jeffrey D. Haroldson	$10,000	$0	$10,000
Interested Trustees:
Robert C. Holderith, Trustee	$0	$0	$0
James J. Valenti, Trustee	$0	$0	$0

No officer of the Trust who is also an officer or employee of EGA receives any compensation from the Trust for services to the Trust.  Prior to August 19, 2010, the Trust paid each Trustee who is not affiliated with EGA $1,500 for each in-person meeting attended and $500 for each special telephonic meeting attended.  Effective August 19, 2010, the Trust pays each Trustee who is not affiliated with EGA $2,500 for each in-person meeting attended and $500 for each special telephonic meeting attended.  The Trust also reimburses each Trustee and officer for out-of-pocket expenses incurred in connection with travel to and attendance at Board meetings.

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Trustee Qualifications

Information on the Trust’s officers and Trustees appears above. Such information includes business activities of the Trustees during the past five years and beyond. In addition to personal qualities – such as integrity, trustworthiness, and responsibility – the role of an effective Trustee also requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to their duties and fiduciary obligations.

In particular, each Trustee has significant experience in the financial industry.  Prior to founding EGA, Mr. Holderith held a senior management position with a prominent ETF advisory firm.  Mr. Haroldson is President and COO of a global real estate fund management firm.  Mr. Safir was until recently the Chief Administrative Officer of UBS Wealth Management.  Mr. Willens currently runs his own tax consulting firm and was previously managing Director of Equity Research at a major investment banking firm.  Mr. Valenti has held various positions in the financial and banking industry over the past four decades.  The Board therefore believes that the specific background of each Trustee, combined with their abilities and personal qualities, evidences these abilities and is appropriate to their service on the Board of Trustees.  The Board will regularly re-assess its qualifications in their annual self-assessment.

Board Committees

Audit Committee.  The Audit Committee is composed of all of the Independent Trustees.  Robert Willens is the Chairman of the Audit Committee.  The Audit Committee has the responsibility, among other things, to:  (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of each Fund’s financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board.  There were two Audit Committee meetings during the period ended March 31, 2011.

Nominating and Governance Committee.  The Nominating and Governance Committee is composed of all of the Independent Trustees.  Ron Safir is the Chairman of the Nominating Committee.  The Nominating and Governance Committee has the responsibility, among other things, to:  (i) make recommendations and consider shareholder recommendations for nominations for Board members; (ii) periodically review independent Board member compensation (iii) monitor the process to assess Board effectiveness; and (iv) develop and implement the Funds’ governance policies.  There were no Nominating and Governance Committee meetings held during the period ended March 31, 2011.

While the Nominating and Governance Committee is solely responsible for the selection and nomination of Trustee candidates, the Nominating and Governance Committee may consider nominees recommended by Fund shareholders.  The Nominating and Governance Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Trust, c/o Emerging Global Advisors, LLC, 171 East Ridgewood Ave., Ridgewood, NJ 07450.  A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the individual’s qualifications.  Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating and Governance Committee.

Oversight of Risk

The Board regularly supervises the risk management and oversight of the Trust as part of its general oversight responsibilities throughout the year at regular Board meetings and through regular reports from the Trust’s service providers. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues.

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The Board considers risk as part of its regular review of the activities of the Adviser and Sub-Adviser with respect to the Trust, including risks related to the duties and responsibilities of the day-to-day portfolio manager and his compensation, as well as risks related to the technology and other facilities used to manage the Funds.  The Board receives regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio manager of the Funds meets regularly with the Board to discuss portfolio performance, including risks inherent in tracking the applicable Underlying Indices.

The Board receives regular compliance reports from Ms. Zimdars, the Trust’s Chief Compliance Officer (“CCO”), and meets regularly with Ms. Zimdars to discuss compliance issues, including the alleviation of compliance-related risks.  The Independent Trustees meet at least quarterly in executive session with the CCO and, as required under SEC rules, the CCO prepares and presents an annual written compliance report to the Board. The Board adopts compliance policies and procedures for the Trust and approves such procedures for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The Fund’s administrator provides the Board with regular written reports that monitor fair valued securities, if any, the reasons for the fair valuation and the methodology used to arrive at the fair value. These reports also include information concerning illiquid securities, if any, within the Fund’s portfolio.

In addition, the Audit Committee, which is composed of the Independent Trustees, monitors, among other things, the Trust’s internal controls, accounting and financial reporting policies.  In addition, the Trust’s Audit Committee reviews valuation procedures and pricing results with the Trust’s auditors in connection with the Committee’s review of the results of the audit of the Trust’s year-end financial statements.

Notwithstanding these oversight efforts, the Board recognizes that not all risks are capable of identification, control, and/or mitigation.

Control Persons and Principal Holders of Securities

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a Fund is presumed to control that Fund under the provisions of the 1940 Act. Note that a controlling person may possess the ability to control the outcome of matters submitted for shareholder vote of that Fund.  Because the Funds had not yet commenced operations as of the date of this SAI, no persons own 5% or more of the Shares of the Funds.  As of the date of this SAI, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Trust (all series taken together).

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING

AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

The Adviser, a Colorado corporation with its principal offices located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the investment adviser to the Funds.  The Adviser provides investment advisory services to each Fund pursuant to an Investment Advisory Agreement dated [_____], between the Trust and the Adviser (the “Advisory Agreement”).  Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of EGA.

As described in the formula below, the annual management fee paid by the Trust to the Adviser under the Advisory Agreement is based on total assets of the Trust.  For the first twelve series of the Trust to offer shares to the public (the “Original Funds”), the annual management fee paid by the Trust to the Adviser is subject to both a minimum amount and a cap.  For each additional series of the Trust offered to the public (the “Additional Funds”), including all of the Funds in this SAI, the minimum amount and the cap rise proportionately.  The annual management fee paid by the Additional Funds is credited for the annual management fees paid by the Original Funds.

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For its services, the Trust pays the Adviser an annual management fee, accrued daily at the rate of 1/365th of the applicable advisory fee rate and payable monthly as soon as practicable after the last day of each month, in an amount calculated as follows: (a)  For the Original Funds, the greater of (i) $400,000.00 or (ii) 10 basis points of each Original Fund’s daily net assets during the month, but in either event not to exceed $1,000,000 per year; and (b) for the Additional Funds, the greater of (i) $400,000.00 plus (x) $33,333.33 for each operating Additional Fund, minus (y) any management fees paid to the Adviser by the Original Funds, or (ii) 10 basis points of each Additional Fund’s daily net assets during the month, but in either event not to exceed annually $1,000,000 plus (x) $83,333.33 for each operating Additional Fund, minus (y) any management fees paid to the Adviser by the Original Funds.

Sub-Adviser

EGA, a Delaware limited liability company located at 171 East Ridgewood Ave., Ridgewood, NJ 07450, serves as the sub-adviser to the Funds.  Marten S. Hoekstra is the Chief Executive Officer of EGA.  Robert C. Holderith is the President of EGA.  EGA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), with the SEC.

EGA provides investment advisory services to each Fund pursuant to the Investment Advisory Agreement dated [_____], between the Trust and EGA (the “Sub-Advisory Agreement”).  Pursuant to the Sub-Advisory Agreement, EGA manages the day-to-day investment and reinvestment of the assets in each Fund and is responsible for the day-to-day portfolio management of the Funds, including designating the deposit securities and monitoring each Fund’s adherence to its investment mandate.  Pursuant to the Sub-Advisory Agreement, each Fund, except the EGShares India Consumer Goods ETF and the EGShares Emerging Markets Balanced Income ETF, pays EGA a fee equal to 0.85% of the average daily net assets of each Fund.  Pursuant to the Sub-Advisory Agreement, the EGShares India Consumer Goods ETF pays EGA a fee equal to 0.89% of the average daily net assets of the Fund.  Pursuant to the Sub-Advisory Agreement, the EGShares Emerging Markets Balanced Income ETF pays EGA a fee equal to 0.75% of the average daily net assets of the Fund.

For each Fund (except the EGShares India Consumer Goods ETF and the EGShares Emerging Markets Balanced Income ETF), the Trust and EGA have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep each Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets.  For the EGShares India Consumer Goods ETF, the Trust and EGA have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.89% of net assets.  For the EGShares Emerging Markets Balanced Income ETF, the Trust and EGA have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any expenses incurred through investment in other investment companies, taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.75% of net assets.  Each agreement will remain in effect and be contractually binding for one year from the date of the Funds’ Prospectus and this SAI.  If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause each Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.  These agreements shall automatically terminate upon the termination of the Sub-Advisory Agreement or, with respect to a Fund, in the event of merger or liquidation of the Fund.

Portfolio Manager

Compensation of the Portfolio Manager and Other Accounts Managed.

For his services as a portfolio manager of the Funds, Richard C. Kang receives an annual salary from EGA.  As of March 31, 2011, Mr. Kang managed five other EGA funds that, like the Funds, are series of the Trust, and have investment strategies of replicating an Underlying Index.  The five other EGA funds managed by Mr. Kang had, as of March 31, 2011 $305.2 million in total assets under management.  None of the Funds are subject to a performance fee.  Mr. Kang does not manage any other accounts.

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Description of Material Conflicts of Interest.

Although the Funds in the Trust that are managed by Mr. Kang may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. EGA does not believe that management of the different Funds of the Trust presents a material conflict of interest for Mr. Kang.

Portfolio Manager’s Ownership of Shares of the Funds.

As of March 31, 2011, Mr. Kang did not own any Shares of the Funds.

Administrator and Fund Accountant

The Bank of New York Mellon (“BNY Mellon”) serves as Administrator and Fund Accountant for the Funds.  Its principal address is 101 Barclay Street, New York, New York 10286.  Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund.  In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services.  As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.  For the fiscal years ended March 31, 2010 and March 31, 2011, the Trust made payments to BNY Mellon in the amount of $14,581 and $37,501, respectively for administrative services.

Custodian and Transfer Agent

BNY Mellon also serves as custodian for the Funds pursuant to a Custody Agreement.  Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services.  BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for each Fund.  As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

Pursuant to a Transfer Agency and Services Agreement with the Trust, BNY Mellon acts as transfer agent for each Fund’s authorized and issued Shares, and as dividend disbursing agent of the Trust.  As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

Distributor

ALPS, an affiliate of the Adviser, is the Distributor of each Fund’s Shares. Its principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading ‘‘Creation and Redemption of Creation Unit Aggregations.’’

Other Service Providers

ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions under a Compliance Services Agreement.  AFS also provides a Principal Financial Officer to the Trust under a PFO Services Agreement.  As compensation for the foregoing services, AFS receives certain out of pocket costs and fixed fees at the Trust and Fund level.

Independent Registered Public Accounting Firm

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BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, the Trust’s independent registered public accounting firm, examines each Fund’s financial statements and may provide other audit, tax and related services, subject to approval by the Audit Committee when applicable.

Counsel

Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

Costs and Expenses

Each Fund bears all expenses of its operations other than those assumed by EGA or the Administrator.  Fund expenses include:  the investment advisory fee; the sub-advisory fee paid to EGA; management services fee; administrative fees, index receipt agent fees, transfer agency fees and shareholder servicing fees; custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, product descriptions, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; licensing fees; listing fees; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; Independent Trustees’ fees and expenses; and, with respect to the EGShares Emerging Markets Balanced Income ETF, any expenses incurred through investment in other investment companies.

Rule 12b-1 Plan

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Creation and Redemption of Creation Unit Aggregations.” Shares in less than Creation Units are not distributed by the Distributor.  The Distributor also acts as agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisers (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services.  Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients.  There are currently no plans to impose these distribution fees on the Funds.

The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees.  All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Shares of the affected Fund.  The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Shares of the affected Fund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned.  The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds.  In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

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The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

EGA has general responsibility for placing orders on behalf of the Funds for the purchase or sale of portfolio securities.  Pursuant to the Sub-Advisory Agreement, EGA is authorized to select the brokers or dealers that will execute the purchases and sales of securities for the Funds and is directed to implement the Trust’s policy of using best efforts to obtain the best available price and most favorable execution.   When securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, EGA relies upon its experience and knowledge regarding commissions generally charged by various brokers.  EGA effects transactions with those brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions.  The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers and EGA does not currently participate in soft dollar transactions with respect to the Funds.

Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings.  The Board must approve all material amendments to this policy.  The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites.  In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).  The basket represents one Creation Unit of each Fund.

Proxy Voting Policy

The Board has delegated to EGA the responsibility to vote proxies with respect to the portfolio securities held by the Funds.  EGA has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority.  Information on how EGA voted proxies on behalf of the Funds relating to portfolio securities during the most recent 12-month (or shorter, as applicable) period ended June 30 may be obtained (i) without charge, upon request, through the Funds’ website at www.egshares.com; and (ii) on the SEC’s website at http://www.sec.gov or the EDGAR database on the SEC’s website.  Proxy voting policies for EGA are included as Appendix A to this SAI.

Codes of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser, EGA and the Distributor (collectively the “Codes”).  The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from any person’s employment activities and that actual and potential conflicts of interest are avoided.  The Codes apply to the personal investing activities of certain individuals employed by or associated with the Trust, the Adviser, EGA or the Distributor (“Access Persons”).  Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.  Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund.  In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements.  The Codes are on file with the SEC, and are available to the public.

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ADDITIONAL INFORMATION CONCERNING SHARES

Description of Shares of Beneficial Interest

Each Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value.  Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders.  Meetings of the shareholders of one or more of the Funds may be held from time to time to consider certain matters, including changes to a Fund’s fundamental investment policies, changes to the Management Agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares.  The Shares of a Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of the Fund into a greater or lesser number of Shares so affected.  In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund.  No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate Funds or separate classes, if any,  provided that (i) with respect to any matter that affects only the interests of some but not all Funds, then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter, (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and (iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by Fund or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System

DTC acts as securities depositary for the Shares.  The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows:  it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act.  DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the NYSE Amex and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).  DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law.  Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.  The laws of some jurisdictions may require

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that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial Owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof.  Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.  The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them.  As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes.  Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares.  DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.  The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.  In addition, certain brokers may make a dividend reinvestment service available to their clients.  Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate.  Investors interested in such a service should contact their broker for availability and other necessary details.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation

The Trust issues and sells Shares of a Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

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A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash

The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities — the “Deposit Securities” — per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index (“Fund Securities”) and an amount of cash — the “Cash Component” — computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount” — an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.  Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by EGA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index.  In recognition of longer settlement periods for emerging market securities, EGA may at times engage in rebalancing trades, or the composition of the Deposit Securities may at times change, in advance of anticipated adjustments to the weighting or composition of the Component Stocks of the Underlying Index.  In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC will be at the expense of a Fund and will affect the value of all Shares; but the Adviser or EGA, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser or EGA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations

To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an

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agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A DTC Participant is also referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, (through an Authorized Participant) must be received by the Distributor no later than the closing time of the regular trading session on the Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of each Fund as next determined on such date after receipt of the order in proper form. The Distributor will not accept cash orders received after 3:00 p.m. Eastern time on the trade date. A cash order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders” section). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for Creation Unit Aggregations

Those placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders

For each Fund, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the date by which an executed creation order must be settled (the “Contractual Settlement Date”).

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together

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with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of a Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 115%, which the Adviser or EGA may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the Contractual Settlement Date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and a Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust, the Adviser or EGA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor, Adviser or EGA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, EGA, the Distributor, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The

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Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Investors will be required to pay a fixed creation transaction fee, described below, payable to BNY Mellon regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee and the Maximum Creation/Redemption Transaction Fee for each Fund  is described in the following table:
Fund	Standard Creation/Redemption Transaction Fee	Maximum Creation/Redemption Transaction Fee
EGShares India Consumer Goods ETF	$1,000	$1,500
EGShares Turkey Small Cap ETF	$2,000	$3,750
EGShares South Africa Small Cap ETF	$2,000	$3,750
EGShares Beyond BRICs Emerging Asia Consumer ETF	$1,000	$1,500
EGShares Emerging Markets Balanced Income ETF	$1,000	$1,500
EGShares Beyond BRICs Emerging Asia Small Cap ETF	$2,000	$3,750
EGShares Emerging Markets Consumer Small Cap ETF	$2,000	$3,750
EGShares Emerging Markets Real Estate ETF	$1,000	$1,500
EGShares Beyond BRICs Emerging Asia Infrastructure ETF	$1,000	$1,500
EGShares Low Volatility China Dividend ETF	$1,000	$1,500
EGShares Low Volatility Brazil Dividend ETF	$1,000	$1,500

Redemption of Fund Shares in Creation Units Aggregations

Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the

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event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee

A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for each Fund are the same as the creation fees set forth above.

Placement of Redemption Orders

Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Custodian no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of a Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds’ Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such understanding shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 115%, which the Adviser or EGA may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked to market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized

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Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of each Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Custodian by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.  Because the Portfolio Securities of each Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their shares of a Fund, or to purchase and sell shares of a Fund on the Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Regular Holidays

Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus three Business Days (i.e., days on which the national securities exchange is open). A Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within a normal settlement period.

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The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for a Fund, in certain circumstances. The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Pursuant to an exemptive order issued to the Adviser, each Fund will be required to deliver redemption proceeds in not more than fourteen days.  Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed fourteen days.  The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2012 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Argentina Mar. 7 Apr. 21 Aug. 15 Dec. 9 Mar. 8 Apr. 22 Oct. 10 Mar. 24 May 25 Nov. 28 Mar. 25 June 20 Dec. 8	Bahrain Jan. 2 Aug. 31 Nov. 8 Dec. 18 Feb. 15 Sept. 1 Nov. 27 Dec. 19 May 1 Nov. 6 Dec. 4 Aug. 30 Nov. 7 Dec. 5
Brazil Jan. 20 Mar. 9 Sept. 7 Jan. 25 Apr. 21 Oct. 12 Mar. 7 Apr. 22 Nov. 2 Mar. 8 June 23 Nov. 15	Bulgaria Mar. 3 Apr. 25 Sept. 22 Mar. 4 May 6 Dec. 26 Mar. 19 May 24 Apr. 22 Sept. 6
Chile Apr. 22 Oct. 10 June 27 Oct. 31 Aug. 15 Nov. 1 Sept. 19 Dec. 8	Colombia Jan. 10 June 6 Aug. 15 Dec. 8 Mar. 21 June 27 Oct. 17 Apr. 21 July 4 Nov. 7 Apr. 22 July 20 Nov. 14
Czech Republic Apr. 25 Oct. 28 July 5 Nov. 17 July 6 Dec. 26 Sept. 28

Egypt
Jan. 9                 Feb. 16                 Sept. 1
Jan. 25                 Feb. 17                 Oct. 6
Jan. 27                 Feb. 20                 Nov. 6
Jan. 30                 Feb. 21                 Nov. 7
Jan. 31                 Feb. 22                 Nov. 8
Feb. 1                 Feb. 23
Feb. 2                 Feb. 24
Feb. 3                 Feb. 28
Feb. 6                 Mar. 1
Feb. 7                 Mar. 2
Feb. 8                 Mar. 3
Feb. 9                 Mar. 6
Feb. 10                 Apr. 24
Feb. 13                 Apr. 25
Feb. 14                 May 1
Feb. 15                 Aug. 31

Estonia Feb. 23 May 2 Dec. 23 Feb. 24 June 22 Dec. 26 Apr. 22 June 23 Apr. 25 June 24	Hong Kong Feb. 3 May 2 Sep. 13 Feb. 4 May 10 Oct. 5 Apr. 22 Jun 6 Dec 26 Apr. 25 Jul. 1 Dec. 27

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Hungary Mar. 14 Apr. 22 Oct. 6 Nov. 10 Mar. 15 Aug. 15 Oct. 26 Dec. 6 Mar. 19 Aug. 31 Oct. 27 Apr. 14 Sep. 1 Nov. 7 May 24 Dec. 24	India Jan. 26 Apr. 14 Aug. 31 Oct. 27 Feb. 16 Apr. 22 Sep. 1 Nov. 7 Mar. 2 May 17 Sep. 30 Nov. 10 Apr. 1 Aug. 15 Oct. 6 Dec. 6 Apr. 12 Aug. 19 Oct. 26
Indonesia Feb. 3 Jun. 2 Aug. 30 Dec. 26 Feb. 15 Jun. 29 Aug. 31 Apr. 22 Aug. 17 Sep. 1 May 11 Aug. 29 Sep. 2	Jordan Feb. 15 Aug. 31 Nov. 8 May 1 Sep. 1 Nov. 9 May 25 Nov. 25 Dec. 25 Aug. 30 Nov. 7 Dec. 27
Kuwait Jan. 2 Feb. 28 Nov. 7 Feb. 15 Jun. 28 Nov. 8 Feb. 17 Aug. 31 Nov. 9 Feb. 27 Sep. 1 Nov. 10	Latvia Apr. 21 Jun. 2 Nov. 18 Apr. 22 Jun. 22 Dec. 23 Apr. 25 Jun. 23 Dec. 26 May 3 Jun. 24 Dec. 30 May 4 Nov. 17
Lithuania Feb. 16 Jun. 2 Nov. 11 Mar. 11 Jun. 24 Dec. 26 Apr. 22 Jul. 6 Apr. 25 Aug 15	Malaysia Jan. 20 Feb. 4 Aug. 30 Oct. 26 Feb. 1 Feb 15 Aug. 31 Nov. 7 Feb. 2 May 2 Sep. 1 Nov. 28 Feb. 3 May 17 Sep. 16 Dec. 26
Malta Feb. 10 Jun. 7 Sep. 21 Mar. 31 Jun. 29 Dec. 8 Apr. 22 Aug. 15 Dec. 13 Apr. 25 Sep. 8 Dec. 26	Mauritius Jan. 3 Mar. 2 Oct. 26 Jan. 20 Apr. 4 Nov. 1 Feb. 1 Aug. 31 Nov. 2 Feb. 3 Sep. 2
Mexico Feb. 7 Sep. 16 Dec. 12 Mar. 21 Nov. 2 Apr. 21 Nov. 15 Apr. 22 Nov. 21	Morocco Jan. 11 Nov. 7 Feb. 16 Nov. 18 Feb. 17 Aug. 31
Oman Feb. 16 Aug. 31 Nov. 27 Feb. 17 Nov. 6 Jun. 29 Nov. 18 Jul. 23 Nov. 19	Pakistan Jan. 1 Feb. 18 Sep. 1 Dec. 6 Feb. 5 Jul. 1 Nov. 7 Dec. 7 Feb. 16 Aug. 2 Nov. 8 Feb. 17 Aug. 30 Nov. 9
Peru Feb. 16 Jul. 28 Dec. 8 Apr. 21 Jul. 29 Apr. 22 Aug. 30 Jun. 29 Nov. 1	Philippines Apr. 21 Nov. 30 Apr. 22 Dec. 30 Aug. 29 Nov. 1

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Poland Jan. 6 Jun. 23 Dec. 26 Apr. 22 Aug. 15 Dec. 30 Apr. 25 Nov. 11 May 3 Nov. 11	Qatar Mar. 6 Nov. 6 Dec. 18 Aug. 30 Nov. 7 Aug. 31 Nov. 8 Sep. 1
Romania Apr. 25 Dec. 26 June 13 Aug. 15 Dec. 1	Russia Jan. 3 Jan. 7 Mar. 7 June 13 Jan. 4 Jan. 10 Mar. 8 Nov. 4 Jan. 5 Feb. 23 May 2 Jan. 6 Mar. 5 May 9
Slovakia Jan. 6 Aug. 29 Nov. 17 Apr. 22 Sep. 1 Dec. 26 Apr. 25 Sep. 15 July 5 Nov. 1	Slovenia Feb. 8 Apr. 27 Oct. 31 Apr. 22 May 2 Nov. 1 Apr. 25 Aug. 15 Dec. 26
South Africa Mar. 21 May 2 Dec. 26 Apr. 22 June 16 Apr. 25 Aug. 9 Apr. 27 Dec. 16	Sri Lanka Jan. 14 Mar. 2 May 17 Oct. 11 Jan. 19 Apr. 13 May 18 Oct. 26 Feb. 4 Apr. 14 June 15 Nov. 10 Feb. 16 Apr. 22 July 14 Dec. 26 Feb. 17 May 2 Aug. 31
Thailand Jan. 3 Apr. 14 May 16 Aug. 12 Feb. 18 Apr. 15 May 17 Oct. 24 Apr. 6 May 2 July 1 Dec. 5 Apr. 13 May 5 July 15 Dec. 12	Turkey May 19 Aug. 31 Nov. 7 Aug. 29 Sep. 1 Nov. 8 Aug. 30 Oct. 28 Nov. 9
UAE Feb. 15 Aug. 29 Nov. 6 Feb. 17 Aug. 30 Nov. 7 June 28 Aug. 31 Nov. 8 June 29 Sep. 1 Dec. 2	United Kingdom Jan. 3 Apr. 25 July 4 Nov. 11 Jan. 17 Apr. 29 Aug. 29 Nov. 24 Feb. 21 May 2 Sep. 5 Dec. 26 Apr. 22 May 30 Oct. 10 Dec. 27
United States Jan. 17 May 30 Oct. 10 Dec. 26 Feb. 21 July 4 Nov. 11 Apr. 22 Sep. 5 Nov. 24
TAXES

Taxation of the Funds

Each Fund a Separate Corporation.  Each Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company.  Each Fund intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (“Code”) and intends to so qualify during the current fiscal year.  As a regulated investment company, a Fund generally will not be subject to entity level federal income tax on the income and gains it distributes to you.  The Board of Trustees reserves the right not

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to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.  If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be treated as taxable dividend income to the extent of such Fund’s earnings and profits.

In order to qualify for taxation as a regulated investment company for federal income tax purposes, each Fund must meet certain asset diversification, income and distribution specific requirements, including:

(i)           A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer (“Asset Diversification Test”);

(ii)           A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (“Income Requirement”); and

(iii)           A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years (“Distribution Requirement”)

In some circumstances, the character and timing of income realized by a Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements.  See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments.  In other circumstances, a Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on a Fund’s income and performance.

A Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If a Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that a Fund’s allocation is improper and that a Fund has under-distributed its income and gain for any taxable year, a Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, a Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that a Fund will not qualify as a regulated investment company in any given tax year.  Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more.  Moreover, the Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

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Portfolio Turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance.  See, “Taxation of Shareholders - Distributions of Capital Gains” below.

Capital Loss Carryovers. The capital losses of a Fund, if any, do not flow through to shareholders. Rather, a Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”), rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (the date of enactment of the RIC Mod Act), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year.  Any such net capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years.  However, for any net capital losses realized in taxable years of a Fund beginning on or before December 22, 2010, a Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss.  Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year.  The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund.  An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of a Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. The Funds undertake no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that a Fund will not experience, or has not already experienced, an ownership change.  Additionally, if a Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Excise Tax Distribution Requirements.  As a regulated investment company, each Fund is required to distribute its income and gains on a calendar year basis, regardless of the Fund’s fiscal year end as follows:

Required distributions.  To avoid a 4% federal excise tax, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:  98% of its taxable ordinary income earned during the  calendar year; 98% (or 98.2% beginning January 1, 2011) of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year.  The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat  them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Deferral of late year losses.  For taxable years of a Fund beginning after December 22, 2010, a Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits.  The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Shareholders - Distributions of Capital Gains” below).  A “qualified late year loss” includes:

(i)          any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October

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31 of the current taxable year (“post-October losses”), and

(ii)          the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses, and losses resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.  For taxable years of the Fund beginning on or before December 22, 2010, a Fund may only elect to treat any post-October loss and net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year.

Undistributed Capital Gains. A Fund may retain or distribute to shareholders its net capital gain for each taxable year.  Each Fund currently intends to distribute net capital gains.  If a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Foreign Income Tax.  Investment income received by a Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.  Under certain circumstances, a Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Investment in Complex Securities.  The Funds may invest in complex securities (e.g., futures, options, etc.) that could be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and defer a Fund’s ability to recognize a loss.  In turn, these rules could affect the amount, timing, or character of the income distributed to you by a Fund. For example:

Investment in futures and option contracts.  A Fund is permitted to invest in certain options and futures contracts.  If a Fund makes these investments, under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Tax straddles.  A Fund’s investment in options and futures contracts (or in substantially similar or related property) in connection with certain hedging transactions could cause it to hold offsetting positions in securities.  If a Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

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Short sales and securities lending transactions.  A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position”, causing it to realize gain, but not loss, on the position.  Additionally, a Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income, and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.

Investment in taxable mortgage pools (excess inclusion income).  The Funds may invest in U.S. real estate investment trusts (“REITs”) that hold residual interests in real estate mortgage investment conduits (“REMICs”) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income.  While the Funds do not intend to invest in U.S. REITs, a substantial portion of the assets of which generates excess inclusion income, there can be no assurance that a Fund will not allocate to shareholders excess inclusion income.

Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal income tax purposes by a Fund.  Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses.  These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund’s ordinary income otherwise available for distribution to you.  This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of a Fund’s previously distributed income to be classified as a return of capital.

PFIC securities.  The Funds may invest in securities of foreign entities that could be deemed for federal income tax purposes to be PFICs.  In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, each Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise (described below) tax years.  Deductions for losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends.  These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund.  In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.  Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

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Investments in securities of uncertain tax character.  A Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Taxation of Shareholders

Distributions of Net Investment Income.  Each Fund receives income generally in the form of dividends and/or  interest on its investments.  A Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which income dividends may be paid to you.  If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits.  In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.  See the discussion below under the headings, “— Qualified Dividend Income for individuals” and “— Dividends-Received Deduction for Corporations”

Distributions of Capital Gains.  Each Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in a Fund.  Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund..

Returns of Capital. Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.  Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.  Return of capital distributions can occur for a number of reasons.

Qualified Dividend Income for Individuals.  With respect to taxable years of a Fund beginning before January 1, 2013 (unless such provision is extended or made permanent), ordinary income dividends reported by a Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain.  “Qualified dividend income” means dividends paid to a Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States.  Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.  If the qualifying dividend income received by a Fund is equal to or greater than 95% of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations.  For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the 70% corporate dividends-received deduction.  The portion of dividends paid by a Fund that so qualifies will be reported by a Fund to shareholders each year and cannot exceed the gross amount of dividends received by a Fund from domestic (U.S.) corporations.  The availability of the dividends-received

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deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor.  Specifically, the amount that a Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.  Income derived by a Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Pass-Through of Foreign Tax Credits.  If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, a Fund may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).  A Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.  No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax.  Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund due to certain limitations that may apply.  Each Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund.

Purchase of Shares.  As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

U.S. Government Securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund.  Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) obligations) generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Dividends declared in December and paid in January.  Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Sales, Exchanges and Redemption of Fund Shares

Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

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Redemptions at a Loss Within Six Months of Purchase.  Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Wash Sales.  All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Tax Basis Information.  Under the Energy Improvement and Extension Act of 2008, a Fund’s administrative agent will be required to provide you with cost basis information on the sale of any of your Shares in the Fund, subject to certain exceptions.  This cost basis reporting requirement is effective for Shares purchased in the Fund on or after January 1, 2012.

Tax Shelter Reporting.  Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

Taxes on Purchase and Redemption of Creation Units.  An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Backup Withholding

By law, a Fund must generally withhold a portion of your taxable dividends and sales proceeds unless you:

•          provide your correct social security or taxpayer identification number,
•          certify that this number is correct,
•          certify that you are not subject to backup withholding, and
•          certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.  Certain payees and payments are exempt from backup withholding and information reporting.  The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund.  Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by a Fund from its net long-term capital gains and,

38

with respect to taxable years of a Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund Shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends and Short-Term Capital Gain Dividends.  In general, (i) a capital gain dividend reported by a Fund to shareholders as paid from its net long-term capital gains, or (ii) with respect to taxable years of a Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), a short-term capital gain dividend reported by a Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-Related Dividends.  With respect to taxable years of a Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), dividends reported by a Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is reported by a Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further Limitations on Tax Reporting for Interest-Related Dividends and Short-Term Capital Gain Dividends for Non-U.S. Investors.  It may not be practical in every case for a Fund to designate, and each Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits.  Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business.  If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. Real Property.  A Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (“USRPI”) by a Fund or by a U.S. REIT or U.S. real property holding corporation in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.

39

The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S. REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S. REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund Shares at any time during the one-year period ending on the date of the distribution.

•
If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

•
In addition, even if you do not own more than 5% of a class of Fund Shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends paid by a Fund before January 1, 2012 (unless such sunset date is extended or made permanent), except that after such sunset date, Fund distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund Shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. Estate Tax.  Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.  For decedents dying during 2010, the U.S. federal estate tax was reinstated retroactively, except where the executor of the estate of a decedent makes an election to opt out of the estate tax and instead be subject to modified carryover basis rules.  For decedents dying after 2010, an individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S. estate tax may apply to Fund Shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2012, unless such provision is extended or made permanent.

U.S. Tax Certification Rules.  Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the

40

beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.  Certain payees and payments are exempt from back-up withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations.

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

This discussion of “TAXES” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules.  You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent.  Expenses and fees including, without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV.  The NAV per Share is calculated by the Funds’ custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price.  Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies.  The officers of the Trust are authorized in their discretion not to pay a dividend for a Fund if such officers determine that the cost of paying the dividend (including costs borne by the Fund for printing and mailing dividend checks) exceeds the amount of income or excise tax that is payable by the Fund as a result of not paying the dividend.  Subject to the foregoing, each Fund, except the EGShares Emerging Markets Balanced

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Income ETF, EGShares Low Volatility China Dividend ETF and EGShares Low Volatility Brazil Dividend ETF, expects to declare and pay all of its investment income, if any, to shareholders as dividends annually.  Each of the EGShares Emerging Markets Balanced Income ETF, EGShares Low Volatility China Dividend ETF and EGShares Low Volatility Brazil Dividend ETF expects to declare and pay all of its investment income, if any, to shareholders as dividends quarterly.  Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Tax Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares.  Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service.  No reinvestment service is provided by the Trust.  Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions.  Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein.  Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

DISCLAIMER

The Underlying Indices are a product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME Indexes”), and has been licensed for use.  “Dow Jones®”, the Underlying Indices and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), and have been licensed to CME Indexes and sublicensed for use for certain purposes by EGA.

EGA's Funds based on the Underlying Indices are not sponsored, endorsed, sold or promoted by CME Indexes, Dow Jones or their respective affiliates, and CME Indexes, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in such product(s).  CME Indexes,   Except as set forth below, Dow Jones', CME Indexes’ and their respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the Underlying Indices which is determined, composed and calculated by CME Indexes without regard to EGA or the Funds. CME Indexes calculates the intraday indicative value with respect to the Funds as a calculation service provider to EGA.  The intraday indicative value with respect to the Funds is calculated based on a formula and CME Indexes exercises no discretion and otherwise has no input as to the pricing of the Funds.  CME Indexes is not responsible for and (except as expressly provided in the preceding sentence) has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones and CME Indexes have no obligation to take the needs of EGA or the owners of the Funds into consideration in determining, composing or calculating Underlying Indices.  Dow Jones, CME Indexes and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash.  Dow Jones, CME Indexes and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds.  Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by EGA, but which may be similar to and competitive with the Funds.  In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Underlying Indices.  It is possible that this trading activity will affect the value of the Underlying Indices and the Funds.

DOW JONES, CME INDEXES AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME INDEXES AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  DOW JONES, CME INDEXES AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY EGA, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR

42

ENTITY FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN.  DOW JONES, CME INDEXES AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME INDEXES OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME INDEXES AND EGA, OTHER THAN THE LICENSORS OF CME INDEXES.

FINANCIAL STATEMENTS

As of the date of this SAI, the Funds have not commenced operations.  Accordingly, no financial statements are provided for the Funds.

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APPENDIX A

The Trust has delegated to EGA the authority and responsibility for voting proxies on the portfolio securities held by each Fund.  EGA understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

Emerging Global Advisors, LLC
PROXY VOTING POLICY
INTRODUCTION

An investment adviser generally has the authority to vote proxies relating to such securities on behalf of its clients.  Pursuant to Rule 206(4)-6 under the Advisers Act, registered investment advisers that exercise voting authority over securities held in client portfolios are required to implement proxy voting policies and describe those policies to their clients. The policies and procedures must be reasonably designed to ensure that the adviser votes client securities in a manner consistent with the best interests of such client.

POLICIES

As a general policy, the Adviser will vote proxy proposals, consents or resolutions relating to client securities (collectively, “proxies”), in a manner that serves the best interests of the client accounts it manages.  Best interest will be determined by the Adviser in its discretion, taking into account relevant factors, including, but not limited to:

•	the impact on the value of the securities;
•	the anticipated costs and benefits associated with the proposal;
•	the effect on liquidity; and
•	customary industry and business practices.

In voting proxies, the Adviser will not consider the interests that the Adviser, its management or its affiliates might have in a particular voting matter.

Investment company clients are subject to further requirements under the 1940 Act regarding the disclosure of actual proxy voting records to shareholders, and the process by which proxies are voted on shareholder’s behalf.  As a general matter of policy, the Adviser will assist its investment company clients and their respective fund administration agents with respect to the fund clients’ annual Form N-PX filings.

A.           Routine Matters

Routine matters are typically proposed by management (as defined below) of a company and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the company; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the company; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company.

For routine matters, the Adviser will vote in accordance with the recommendation of the company’s management or directors (collectively, the “Management”), as applicable, unless, in the Adviser’s opinion, such recommendation is not in the best interests of the client.

Examples of routine matters are set forth below:

General Matters
The Adviser will generally vote for the following proposals:

•	to set time and location of annual meeting;
•	to change the fiscal year of the company; and
•	to change the name of a company.

Board Members
The Adviser will generally vote for Management proposals to elect or re-elect board members.

The Adviser will generally vote for proposals to increase fees paid to board members, unless it determines that the compensation exceeds market standards

Capital Structure
The Adviser will generally vote for proposals to change capitalization, including to increase authorized common shares or to increase authorized preferred shares, as long as the proposal does not either: (i) establish a class or classes of shares or interests with terms that may disadvantage the class held by any of the Adviser’s clients or (ii) result in disproportionate voting rights for preferred shares or other classes of shares or interests.

Appointment of Auditors
The Adviser will generally vote for the approval of auditors and proposals authorizing the board to fix auditor fees, unless the Adviser has serious concerns about the audit procedures used, or feels that the auditors are being charged without explanation.

B.           Non- Routine Matters

Non-routine matters involve a variety of issues and may be proposed by a company’s management or beneficial owners (i.e., shareholders, members, partners, etc. (collectively, the “Owners”)). These proxies may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the company; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the company; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of incorporation applicable to the company.

Examples of routine matters are set forth below:

1.           Board Members
a.
Term Limits.  The Adviser will generally vote for proposals to require a reasonable retirement age (e.g., 72) for board members, and will vote on a case-by-case basis on proposals to attempt to limit tenure.

b.	Replacement. The Adviser will generally vote against proposals that make it more difficult to replace board members, including the following proposals:

•	To stagger the board;
•	To overweight company Management on the board;
•
To introduce cumulative voting (cumulative voting allows the owners to “stack” votes behind one or a few individuals for a position on the board, thereby giving minority owners a greater chance of electing the board member(s));

•	To introduce unequal voting rights;
•	To create supermajority voting; or
•	To establish pre-emptive rights.

c.
Liability and Indemnification.  In order to promote accountability, the Adviser will generally vote against proposals to limit the personal liability of board members for any breach of fiduciary duty or failure to act in good faith.

d.
Ownership Issues.  The Adviser will generally vote for proposals that require Management to own a minimum interest in the company. The purpose of this policy is to encourage the alignment of Management’s interests with the interests of the company’s owners. However, the Adviser will generally vote against proposals for stock options or other compensation that grant an ownership interest for Management if such proposals offer greater than 15% of the outstanding securities of a company because such options may dilute the voting rights of other owners of the company.

2.           Compensation, Fees and Expenses

In general, the Adviser will vote against proposals to increase compensation, fees or expenses applicable to the company’s owners, unless the Adviser determines that the benefits resulting to the company and its owners justifies the increased compensation, fees or expenses.

3.           Voting Rights

The Adviser will generally vote against the following proposals:

•	To introduce unequal voting or dividend rights among the classes;
•	To change the amendment provisions of a company’s charter documents by removing owner approval requirements;
•	To require supermajority (two-thirds of outstanding votes) approval for votes rather than a simple majority (half of outstanding votes);
•	To restrict the owners’ right to act by written consent; or
•	To restrict the owners’ right to call meetings, propose amendments to the articles of incorporation or other governing documents of the company or nominate board members.

The Adviser will generally vote for proposals that eliminate any of the foregoing rights or requirements.

4.            Takeover Defenses and Related Actions

The Adviser will generally vote against any proposal to create any plan or procedure designed primarily to discourage a takeover or other similar action, including “poison pills.” Examples of “poison pills” include:

•	Large increases in the amount of stock authorized but not issued;
•
Blank check preferred stock (stock with a fixed dividend and a preferential claim on company assets relative to common shares, the terms of which are set by the board at a future date without further action by the owners);

•	Compensation that would act to reward Management as a result of a takeover attempt, whether successful or not, such as revaluing purchase price of stock options, or “golden parachutes”;
•	Fixed price amendments that require a certain price to be offered to all owners based on a fixed formula; and
•	Greenmail provisions that allow a company to make payments to a bidder in order to persuade the bidder to abandon its takeover plans.

The Adviser will generally vote for proposals that eliminate any of the foregoing rights or requirements, as well as proposals to:

•	Require that golden parachutes or golden handcuffs be submitted for ratification by the owners;
•	To opt out of state anti-takeover laws deemed by the Adviser to be detrimental.

The Adviser will generally vote on a case-by-case basis regarding other proposals that may be used to prevent takeovers, such as the establishment of employee stock purchase or ownership plans.

5.           Reincorporation

The Adviser will generally vote for a change in the state of incorporation if the change is for valid business reasons (such as reincorporating in the same state as the headquarters of the controlling company).

6.           Debt Issuance and Pledging of Assets for Debt

The Adviser will generally vote proxies relating to the issuance of debt, the pledging of assets for debt, and an increase in borrowing powers on a case-by-case basis, taking into consideration relevant factors, including, for example:

•	The potential increase in the company’s outstanding interests or shares, if any (e.g., convertible bonds).
•	The potential increase in the company’s capital, if any, over the current outstanding capital.

7.           Mergers or Acquisitions

The Adviser will vote proxies relating to mergers or acquisitions on a case-by-case basis, but will generally vote for any proposals that the Adviser believes will offer fair value to its clients.

8.           Termination or Liquidation of the Company

The Adviser will vote proxies relating to the termination or liquidation of a company on a case-by-case basis, taking into consideration one or more of the following factors:

•	Terms of liquidation;
•	Past performance of the company; and
•	Strategies employed to save the company.

9.           Social & Environmental Issues and Corporate Responsibility

The Adviser will vote proxies relating to social and environmental issues on a case-by-case basis, but will generally vote for any proposals that will reduce discrimination and pollution, improve protections to minorities and disadvantaged classes, and increase conservation of resources and wildlife.

The Adviser will generally vote against any proposals that place arbitrary restrictions on the company’s ability to invest, market, enter into contractual arrangements or conduct other activities. The Adviser will also generally vote against proposals:

•	To bar or restrict charitable contributions; or
•	To limit corporate political activities.

10.           All Other Matters

All other decisions regarding proxies will be determined on a case-by-case basis taking into account the general policy, as set forth above.

C.  Abstaining from Voting or Affirmatively Not Voting

The Adviser may abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if it determines that abstaining or not voting is in the best interests of its clients. In making such a determination, the Adviser will consider various factors, including, but not limited to; (i) the costs associated with exercising the proxy (e.g., translation or travel costs); and (ii) any legal restrictions on trading resulting from the exercise of a proxy. Furthermore, the Adviser will not abstain from voting or affirmatively decide not to vote merely to avoid a conflict of interest.

PROCEDURES

The Adviser’s CCO or designee is responsible for the implementation, monitoring and review of the Adviser’s proxy voting policies and procedures.

To implement its policies, the Adviser has adopted the following procedures:

•
Designated Adviser personnel (e.g., analysts), will be responsible for voting each proxy. Such personnel will obtain a determination from Adviser management as to how to vote the proxies in accordance with the policies. Upon making a decision, the proxy will be executed and returned to the analyst for submission to the company. The analysts are responsible for the actual voting of all proxies in a timely manner.

•
In the event the Adviser determines that the client should rely on the advice of an independent third party or a committee regarding the voting of a proxy, the Adviser will submit the proxy to such third party or committee for a decision. The proxy will be executed in accordance with such third party’s or committee’s decision.

•	Upon receipt of an executed proxy, the analyst will update the clients’ proxy voting record.
•
The Adviser shall retain written or electronic copies of each proxy statement received and of each executed proxy.  Records relating to each proxy must include (i) the voting decision with regard to each proxy; and (ii) any documents created by the analyst, management or third party, that were material to making the voting decision. These records will be reviewed by the Adviser’s CCO.

•
Such records shall be retained in the Adviser’s offices for two years from the end of the fiscal year during which the record was created, and for an additional three years in an easily accessible place.

The Adviser will maintain a record of each written request from a client for proxy voting information and the Adviser’s written response to any request (oral or written) from a client for proxy voting information. All such communications will be reviewed by the Adviser’s CCO.

Conflicts of Interest:
At times, conflicts may arise between the interests of one or more of the Adviser’s clients, on the one hand, and the interests of the Adviser or its affiliates, on the other hand. If the Adviser determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Adviser will address matters involving such conflicts of interest as follows:

If a proposal is addressed by the specific policies herein, the Adviser will vote in accordance with such policies.

A.
If the Adviser believes it is in the best interest of its clients to depart from the specific policies provided for herein, the Adviser will be subject to the requirements of C or D below, as applicable;

B.
If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, the Adviser may vote such proxy as it determines to be in the best interest of the clients, without taking any action described in D below, provided that such vote would be against the Adviser’s own interest in the matter (i.e., against the perceived or actual conflict). The Adviser will memorialize the rationale of such vote in writing;

C.
If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, and the Adviser believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Adviser must take one of the following actions in voting such proxy: (a) delegate the voting decision for such proxy proposal to an independent third party; or (b) obtain approval of the decision from the Adviser’s senior management or the CCO; and

D.
If the Adviser determines that it has a conflict of interest with respect to voting proxies on behalf of a fund, then the Adviser shall contact the chairman of the fund’s Board of Trustees and the fund’s CCO.  In the event that such parties determine that a conflict of interest exists, the chairman shall submit the matter for determination to another member of the board who is not an “interested person” of the fund, as defined in the 1940 Act, as amended.  In making a determination, the chairman will consider the best interests of the fund’s shareholders and may consider the recommendations of the adviser or independent third parties that evaluate proxy proposals.  The Adviser will vote the proposal according to the determination and maintain records relating to this process.

EGA EMERGING GLOBAL SHARES TRUST

PART C

OTHER INFORMATION

Item 28.                      Exhibits. The following exhibits are attached, except as noted:

(a)           Articles of Incorporation.

(1)
Amended and Restated Agreement and Declaration of Trust (April 17, 2009), of EGA Emerging Global Trust (the “Registrant”) is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(2)
Certificate of Trust (September 12, 2008) is incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A, filed on November 26, 2008 (the “Initial Registration Statement”).

(b)	By-Laws.

(1) By-Laws (September 12, 2008) are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(2) Amendment No. 1 to the By-Laws is incorporated herein by reference to Post-Effective Amendment No. 11, filed on June 10, 2011.

(c)           Instruments Defining Rights of Security Holders.

(1)
Amended and Restated Agreement and Declaration of Trust.  Articles III and V of the Amended and Restated Agreement and Declaration of Trust (April 17, 2009), are incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(2)	By-Laws. Article II of the By-Laws (September 12, 2008), are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(d)           Investment Advisory Contracts.

(1)
Amended and Restated Investment Advisory Agreement (the “Investment Advisory Agreement”), dated May 19, 2011, between the Registrant and ALPS Advisors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 11, filed on June 10, 2011.

(a)
Appendix B to the Investment Advisory Agreement, amended to include the EGShares India Consumer Goods ETF, EGShares Turkey Small Cap ETF, EGShares South Africa Small Cap ETF, EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares

Emerging Markets Balanced Income ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF, EGShares Emerging Markets Consumer Small Cap ETF, EGShares Emerging Markets Real Estate ETF, EGShares Beyond BRICs Emerging Asia Infrastructure ETF, EGShares Low Volatility China Dividend ETF and EGShares Low Volatility Brazil Dividend ETF, to be filed by amendment.

(2)
Sub-Advisory Agreement (the “EGA Sub-Advisory Agreement”) between the Registrant and Emerging Global Advisors, LLC is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)
Schedule A, dated March 2, 2010, to the EGA Sub-Advisory Agreement, relating to the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund,  Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap  Index Fund, Emerging Global Shares INDXX Brazil Mid Cap Index Fund and Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(b)
Schedule A to the EGA Sub-Advisory Agreement, amended to include the EGShares India Consumer Goods ETF, EGShares Turkey Small Cap ETF, EGShares South Africa Small Cap ETF, EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Emerging Markets Balanced Income ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF, EGShares Emerging Markets Consumer Small Cap ETF, EGShares Emerging Markets Real Estate ETF, EGShares Beyond BRICs Emerging Asia Infrastructure ETF, EGShares Low Volatility China Dividend ETF and EGShares Low Volatility Brazil Dividend ETF, to be filed by amendment.

(3)
Fee Waiver and Expense Assumption Agreement between the Registrant and Emerging Global Advisors, LLC, relating to the EGShares GEMS Composite ETF, EGShares Basic Materials GEMS ETF, EGShares Emerging Markets Metals & Mining ETF, EGShares Consumer Goods GEMS ETF, EGShares Consumer Services GEMS ETF, EGShares Emerging Markets Consumer ETF, EGShares Energy GEMS ETF, EGShares Financials GEMS ETF, EGShares Health Care GEMS ETF, EGShares Industrials GEMS ETF, EGShares Technology GEMS ETF, EGShares Telecom GEMS ETF, EGShares Utilities GEMS ETF, EGShares India Infrastructure ETF, EGShares China Infrastructure ETF, EGShares Brazil Infrastructure ETF, EGShares India Small Cap ETF, EGShares China Mid Cap ETF and EGShares Brazil Mid Cap ETF, is incorporated herein by reference to Post-Effective Amendment No. 13, filed on July 27, 2011.

(4)	Fee Waiver and Expense Assumption Agreement between the Registrant and Emerging Global Advisors, LLC, relating to the EGShares India Consumer ETF, EGShares India Financials ETF, EGShares India Health Care ETF, EGShares India Industrials ETF, EGShares India Technology ETF, EGShares India Basic Materials ETF, EGShares India Energy ETF, EGShares India High Income Low Beta ETF, EGShares Emerging Markets High Income Low Beta ETF and EGShares Emerging Markets Food and Agriculture ETF, is incorporated herein by reference to Post-Effective Amendment No. 13, filed on July 27, 2011.

(5)
Fee Waiver and Expense Assumption Agreement between the Registrant and Emerging Global Advisors, LLC, relating to the EGShares India Consumer Goods ETF, EGShares Turkey Small Cap ETF, EGShares South Africa Small Cap ETF, EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Emerging Markets Balanced Income ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF, EGShares Emerging Markets Consumer Small Cap ETF, EGShares Emerging Markets Real Estate ETF, EGShares Beyond BRICs Emerging Asia Infrastructure ETF, EGShares Low Volatility China Dividend ETF and EGShares Low Volatility Brazil Dividend ETF, to be filed by amendment.

(e)           Underwriting Contracts.

(1)	Distribution Agreement (the “Distribution Agreement”) between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)
Form of Appendix A, dated March 2, 2010, to the Distribution Agreement, amended to include the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap Index Fund, Emerging Global Shares INDXX Brazil Mid Cap Index Fund and  Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(f)           Bonus or Profit Sharing Contracts.  Not applicable.

(g)           Custodian Agreements.

(1)	Custody Agreement (the “Custody Agreement”) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Amendment No. 1, dated November 12, 2009, to the Custody Agreement, amended to include the Emerging

Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap  Index Fund and Emerging Global Shares INDXX Brazil Mid Cap Index Fund  is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2009.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Custody Agreement, amended to include the Emerging
Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(h)           Other Material Contracts.

(1)
Transfer Agency and Service Agreement (the “Transfer Agency and Service Agreement”) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)
Amendment No. 1, dated November 12, 2009, to the Transfer Agency and Service Agreement, amended to include the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap  Index Fund, and Emerging Global Shares INDXX Brazil Mid Cap Index Fund is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2009.

(b)
Form of Amendment No. 2, dated March 2, 2010, to the Transfer Agency and Service Agreement, amended to include the Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on

April 23, 2010.

(2)
Fund Administration and Accounting Agreement (the “Fund Administration and Accounting Agreement”) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Amendment No. 1, dated November 12, 2009, to the Fund

Administration and Accounting Agreement, amended to include the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap  Index Fund, and Emerging Global Shares INDXX Brazil Mid Cap Index Fund  is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2009.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Fund Administration and Accounting Agreement, amended to include the Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(3)
Chief Compliance Officer Services Agreement (the “CCO Services Agreement”) between the Registrant and ALPS Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 1, filed on November 6, 2009.

(a)
First Amendment, dated November 12, 2009, to the CCO Services Agreement, amended to include the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap  Index Fund, and Emerging Global Shares INDXX Brazil Mid Cap Index Fund is incorporated herein by reference to Pre-Effective Amendment No. 3, filed on February 9, 2010.

(b)
Form of Second Amendment, dated March 2, 2010, to the CCO Services Agreement, amended to include the Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(4)	PFO Services Agreement between the Registrant and ALPS Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 1, filed on November 6, 2009.

(i)           Legal Opinions.

(j)           Other Opinions.

(k)           Omitted Financial Statements.  Not applicable.

(l)	Initial Capital Agreements. Letter of Understanding Relating to Initial Capital is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

 (m)           Rule 12b-1 Plan.

(1)	Plan under Rule 12b-1 is incorporated herein by reference to Pre-Effective
Amendment No. 2, filed on May 7, 2009.

(i)
Amended and Restated Schedule I, dated March 2, 2010, to the Plan Under Rule 12b-1, amended to include the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap Index Fund, Emerging Global Shares INDXX Brazil Mid Cap Index Fund and  Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund, is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(n)           Rule 18f-3 Plan.  Not applicable.

(o)           Reserved.

(p)           Codes of Ethics.

(1)	Code of Ethics for Registrant is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(2)	Code of Ethics for ALPS Holdings, Inc. is incorporated herein by reference to Post Effective Amendment No. 6, filed on July 29, 2010.

(3)	Code of Ethics for Emerging Global Advisors, LLC is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(q)	Powers of Attorney.

(1) Powers of Attorney (April 17, 2009) are incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(2) Power of Attorney Excerpt of Unanimous Consent of the Board of Directors for Anil Sharma and Shahed Hoolash (June 3, 2011) is incorporated herein by reference to Post-Effective Amendment No. 11, filed on June 10, 2011.

Item 29.                      Persons Controlled by or Under Common Control with Registrant.  None.

Item 30.
Indemnification.  Article VII of the Amended and Restated Agreement and Declaration of Trust (April 17, 2009), which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant's Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)
Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant's Amended and Restated Agreement and Declaration of Trust effective April 17, 2009, which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(b)
Investment Advisory Agreement between the Registrant and ALPS Advisors, Inc., as provided for in Section 8, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(c)
Sub-Advisory Agreement between the Registrant and Emerging Global Advisors, LLC, as provided for in Section 7, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(d)
Distribution Agreement between the Registrant and ALPS Distributors, Inc., as provided for in Section 6, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(e)
Custody Agreement between the Registrant and The Bank of New York Mellon, as provided for in Article III, Sections 4, 8 and 9, Article VIII, Sections 1 and 2, and Appendix I, Sections 5 and 10, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(f)	Fund Administration and Accounting Agreement, as provided for in Sections 4, 6, 7, and 21, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(g)	Transfer Agency and Service Agreement, as provided for in Sections 5 and 6, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

Item 31.                      Business and Other Connections of Investment Adviser.

Investment Adviser

ALPS Advisors, Inc., a Colorado corporation, is a federally registered investment adviser with its principal offices located at 1290 Broadway, Suite 1100, Denver, Colorado 803203.  ALPS entities provide supervisory, management, servicing or distribution services to closed-end funds, unit investment trusts, mutual funds, hedge funds, separately managed accounts and exchange-traded funds.  Additional information regarding ALPS Advisors, Inc., and information as to the officers and directors of ALPS Advisors, Inc., is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-67135) and is incorporated herein by reference.

Sub-Adviser

Emerging Global Advisors, LLC, a Delaware limited liability company, is a federally registered investment adviser with its principal offices located at 171 East Ridgewood Ave., Ridgewood, NJ 07450.  Emerging Global Advisors, LLC is primarily engaged in providing investment management services.  Additional information regarding Emerging Global Advisors, LLC, and information as to the officers and directors of Emerging Global Advisors, LLC, is included in its Form ADV, as filed with the SEC (registration number 801-69832) and is incorporated herein by reference.

Item 32.                      Principal Underwriters.

(a)           ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, Ameristock Mutual Fund, Inc., Arbitrage Funds, AQR Funds, BBH Trust, BLDRS Index Funds Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, CRM Mutual Fund Trust, Cullen Funds, , Drexel Hamilton Investment Partners LLC, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, GLG Investment Series Trust, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, James Advantage Funds, MTB Group of Funds, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, Transparent Value Trust, db-X Exchange-Traded Funds Inc., Tilson Funds, Trust for Professional Managers, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b)           To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Edmund J. Burke	Director	None
Thomas A. Carter	President, Director	Treasurer
Jeremy O. May	Executive Vice President, Director	None
Diana M. Adams	Senior Vice President, Controller, Treasurer	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director-Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None
Erin Douglas	Vice President, Senior Associate Counsel	None
JoEllen Legg	Vice President, Senior Associate Counsel	None
Paul F. Leone	Vice President, Assistant General Counsel	None
David T. Buhler	Vice President, Associate Counsel	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)           Not applicable.

Item 33.	Location of Accounts and Records. All accounts and records required to be maintained by	Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are	maintained at 171 East Ridgewood Avenue, Ridgewood, New Jersey 07450.

Item 34.                      Management Services.  None.

Item 35.                      Undertakings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling  precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public  policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Ridgewood and State of New Jersey on this 5th day of December, 2011.

EGA EMERGING GLOBAL SHARES TRUST

By: /s/ Robert C. Holderith_______________
Robert C. Holderith
President and Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Robert C. Holderith	President/Chairman and Director of each Subsidiary	December 5, 2011
Robert C. Holderith

/s/ James J. Valenti	Secretary/Trustee	December 5, 2011
James J. Valenti

/s/ Ron Safir *	Trustee	December 5, 2011
Ron Safir

/s/ Jeffrey D. Haroldson *	Trustee	December 5, 2011
Jeffrey D. Haroldson

/s/ Robert Willens *	Trustee	December 5, 2011
Robert Willens

/s/ Anil Sharma *	Director of each Subsidiary	December 5, 2011
Anil Sharma

/s/ Shahed Hoolash *	Director of each Subsidiary	December 5, 2011
Shahed Hoolash

* By: /s/ Robert C. Holderith_____
Robert C. Holderith
As Attorney-in-Fact for
Each of the persons indicated
(pursuant to powers of attorney)

EGA EMERGING GLOBAL SHARES TRUST

INDEX TO EXHIBITS TO FORM N-1A

EXHIBITS INDEX

There are no exhibits filed as part of the Registration Statement.